Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (18.5%)
	BHP Group Ltd.	6,136,975	187,755
	Commonwealth Bank of Australia	2,057,618	156,903
	CSL Ltd.	587,341	115,341
	National Australia Bank Ltd.	3,828,960	80,754
	Westpac Banking Corp.	4,258,074	66,799
	ANZ Group Holdings Ltd.	3,663,959	64,648
	Macquarie Group Ltd.	443,108	54,675
	Wesfarmers Ltd.	1,380,248	52,252
	Woodside Energy Group Ltd.	2,306,261	48,238
	Rio Tinto Ltd.	452,787	38,961
	Fortescue Ltd.	1,939,496	37,484
	Goodman Group	2,249,914	37,347
	Woolworths Group Ltd.	1,485,236	34,881
	Transurban Group	3,756,511	33,002
	Aristocrat Leisure Ltd.	790,930	22,803
*	James Hardie Industries plc GDR	536,604	20,160
	Santos Ltd.	3,962,603	20,027
	QBE Insurance Group Ltd.	1,816,754	18,706
	Amcor plc GDR	1,764,459	16,741
	Coles Group Ltd.	1,583,795	16,436
	Brambles Ltd.	1,692,228	16,135
	Cochlear Ltd.	78,214	15,521
	Suncorp Group Ltd.	1,541,729	14,191
	Telstra Group Ltd.	4,953,065	13,063
	Scentre Group	6,338,943	12,602
	South32 Ltd.	5,580,478	12,083
	Computershare Ltd. (XASX)	728,720	12,070
	Northern Star Resources Ltd.	1,372,565	11,774
	Insurance Australia Group Ltd.	2,984,118	11,714
	Origin Energy Ltd.	2,092,460	11,678
	Sonic Healthcare Ltd.	545,138	11,366
*	Xero Ltd.	155,829	11,154
	ASX Ltd.	236,032	10,091
	CAR Group Ltd.	438,760	9,421
	WiseTech Global Ltd.	196,654	9,259
	Lottery Corp. Ltd.	2,699,632	8,861
	APA Group	1,564,269	8,652
	Stockland	2,895,552	8,551
	BlueScope Steel Ltd.	555,581	8,483
	Medibank Pvt Ltd.	3,376,308	8,453
[1]	Mineral Resources Ltd.	208,755	8,051
[1]	Pilbara Minerals Ltd.	3,504,321	7,982

		Shares	Market Value ($000)
	REA Group Ltd.	61,191	7,298
	Ramsay Health Care Ltd.	212,996	7,101
	GPT Group	2,345,210	7,088
	SEEK Ltd.	428,921	7,071
	Ampol Ltd.	291,416	6,893
	Treasury Wine Estates Ltd.	973,267	6,825
	Mirvac Group	4,822,008	6,777
	Dexus	1,313,210	6,646
	Washington H Soul Pattinson & Co. Ltd.	296,529	6,628
	Vicinity Ltd.	4,614,822	6,126
	Endeavour Group Ltd.	1,671,199	6,116
	Orica Ltd.	550,805	5,809
*	NEXTDC Ltd.	619,821	5,611
	Aurizon Holdings Ltd.	2,143,880	5,285
	JB Hi-Fi Ltd.	133,757	4,976
	Atlas Arteria Ltd.	1,390,169	4,901
	Steadfast Group Ltd.	1,259,797	4,875
	ALS Ltd.	585,325	4,809
	Evolution Mining Ltd.	2,274,419	4,764
	Whitehaven Coal Ltd.	845,262	4,621
	Altium Ltd.	143,337	4,605
	Cleanaway Waste Management Ltd.	2,702,944	4,576
	Charter Hall Group	573,550	4,474
	Worley Ltd.	456,387	4,383
	Bendigo & Adelaide Bank Ltd.	685,072	4,377
[1]	IDP Education Ltd.	339,645	4,349
	Qube Holdings Ltd.	2,037,153	4,331
*	Lynas Rare Earths Ltd.	1,127,146	4,286
	AGL Energy Ltd.	732,167	4,135
	Pro Medicus Ltd.	62,570	4,122
	Incitec Pivot Ltd.	2,358,979	4,120
	Seven Group Holdings Ltd.	173,702	4,066
	Lendlease Corp. Ltd.	834,149	4,004
	Reece Ltd.	261,774	3,856
	IGO Ltd.	757,176	3,681
*	Qantas Airways Ltd.	1,020,186	3,678
	Technology One Ltd.	342,390	3,498
	nib holdings Ltd.	588,962	3,115
	Bank of Queensland Ltd.	788,423	3,095
	Champion Iron Ltd.	556,358	3,052
[2]	Viva Energy Group Ltd.	1,338,632	3,049
	Breville Group Ltd.	171,353	3,028
	Orora Ltd.	1,658,843	3,015
*	Paladin Energy Ltd.	3,589,660	3,008
	Metcash Ltd.	1,189,133	2,821
	Reliance Worldwide Corp. Ltd.	967,716	2,646
	CSR Ltd.	585,631	2,637
*	Sandfire Resources Ltd.	555,811	2,612
[1]	Flight Centre Travel Group Ltd.	188,795	2,608
	Iluka Resources Ltd.	515,067	2,406
	Ansell Ltd.	151,378	2,381
	Challenger Ltd.	545,920	2,316
*	Alumina Ltd.	3,074,279	2,313
	Perpetual Ltd.	137,266	2,310
	National Storage REIT	1,533,719	2,300
	Beach Energy Ltd.	2,115,949	2,271
*	Webjet Ltd.	466,231	2,262
	AUB Group Ltd.	113,313	2,255

		Shares	Market Value ($000)
	Downer EDI Ltd.	821,391	2,237
	Nine Entertainment Co. Holdings Ltd.	1,709,621	2,193
	New Hope Corp. Ltd.	623,833	2,182
[1]	Eagers Automotive Ltd.	230,221	2,123
	Region RE Ltd.	1,423,934	2,096
	AMP Ltd.	3,388,224	2,055
	Harvey Norman Holdings Ltd.	714,196	2,052
	ARB Corp. Ltd.	93,631	2,047
	Super Retail Group Ltd.	195,841	2,021
*	Neuren Pharmaceuticals Ltd.	128,668	1,971
	Domino's Pizza Enterprises Ltd.	75,789	1,949
	Charter Hall Long Wale REIT	799,926	1,948
	Perseus Mining Ltd.	1,633,724	1,924
	Ventia Services Group Pty. Ltd.	876,697	1,881
	Deterra Royalties Ltd.	515,519	1,857
	Premier Investments Ltd.	101,408	1,846
	Sims Ltd.	189,970	1,779
	Corporate Travel Management Ltd.	134,466	1,779
	HomeCo Daily Needs REIT	2,128,070	1,752
	HUB24 Ltd.	70,296	1,699
	Nickel Industries Ltd.	3,233,739	1,657
	Nufarm Ltd.	452,319	1,630
[1]	Yancoal Australia Ltd.	402,016	1,568
*	Boss Energy Ltd.	424,461	1,536
	TPG Telecom Ltd.	442,385	1,523
	Bapcor Ltd.	413,751	1,515
*	Telix Pharmaceuticals Ltd.	201,895	1,505
*	Megaport Ltd.	182,489	1,490
	Tabcorp Holdings Ltd.	2,806,629	1,458
*	De Grey Mining Ltd.	1,816,980	1,446
	GrainCorp Ltd. Class A	274,460	1,442
	Charter Hall Retail REIT	595,010	1,438
	GUD Holdings Ltd.	176,393	1,400
	Brickworks Ltd.	73,240	1,398
	Ramelius Resources Ltd.	1,342,681	1,395
*	Boral Ltd.	402,340	1,387
	Centuria Industrial REIT	652,758	1,383
	Lifestyle Communities Ltd.	115,896	1,349
	Waypoint REIT Ltd.	830,992	1,338
*	Genesis Minerals Ltd.	1,243,646	1,318
	Gold Road Resources Ltd.	1,331,287	1,315
	BWP Trust	585,212	1,310
	Ingenia Communities Group	443,944	1,286
	Inghams Group Ltd.	455,224	1,274
*	Liontown Resources Ltd.	1,891,060	1,259
*	PEXA Group Ltd.	161,553	1,207
	IRESS Ltd.	225,470	1,197
	HMC Capital Ltd.	301,149	1,194
*	Regis Resources Ltd.	866,313	1,182
	Data#3 Ltd.	184,783	1,175
*	Star Entertainment Group Ltd.	3,217,008	1,167
	Helia Group Ltd.	360,416	1,159
*	Bellevue Gold Ltd.	1,324,794	1,146
	Costa Group Holdings Ltd.	548,196	1,141
	Netwealth Group Ltd.	103,782	1,127
*	Adbri Ltd.	565,732	1,125
	Kelsian Group Ltd.	241,516	1,123
	Elders Ltd.	190,581	1,113

		Shares	Market Value ($000)
*	Capricorn Metals Ltd.	366,969	1,094
	Sigma Healthcare Ltd.	1,611,547	1,089
[1]	Insignia Financial Ltd.	780,150	1,083
	EVT Ltd.	130,785	1,067
	Collins Foods Ltd.	132,765	1,041
*,1,2	Life360 Inc. GDR	207,747	1,036
	Magellan Financial Group Ltd.	172,733	1,012
	IPH Ltd.	225,483	1,003
[2]	Coronado Global Resources Inc. GDR	927,737	987
	Centuria Capital Group	878,891	980
*	Audinate Group Ltd.	90,337	973
	Johns Lyng Group Ltd.	219,105	967
	Monadelphous Group Ltd.	106,663	956
	GQG Partners Inc. GDR	777,904	953
[1]	Lovisa Holdings Ltd.	63,919	951
*	Karoon Energy Ltd.	752,930	947
*,1	PolyNovo Ltd.	740,503	910
	NRW Holdings Ltd.	510,789	903
	Link Administration Holdings Ltd.	621,554	881
	Bega Cheese Ltd.	355,345	866
	Arena REIT	375,297	851
*	SiteMinder Ltd.	248,575	850
*	West African Resources Ltd.	1,323,990	839
*,1	Strike Energy Ltd.	2,941,973	824
*	Silver Lake Resources Ltd.	1,029,217	810
*	Red 5 Ltd.	3,945,476	809
*	Silex Systems Ltd.	242,542	808
	McMillan Shakespeare Ltd.	71,301	803
	Codan Ltd.	148,991	788
	Credit Corp. Group Ltd.	69,261	770
*	Temple & Webster Group Ltd.	129,839	769
	Stanmore Resources Ltd.	295,523	758
	Charter Hall Social Infrastructure REIT	419,761	757
	Pinnacle Investment Management Group Ltd.	111,944	738
*	Healius Ltd.	817,116	735
*	Resolute Mining Ltd.	2,552,552	717
	Hansen Technologies Ltd.	213,379	717
*	Westgold Resources Ltd.	486,289	702
*	Macquarie Technology Group Ltd.	15,003	699
	Imdex Ltd.	615,183	679
	G8 Education Ltd.	979,362	678
	SmartGroup Corp. Ltd.	101,640	641
	Domain Holdings Australia Ltd.	292,568	635
*	Fleetpartners Group Ltd.	313,052	625
*	Perenti Ltd.	1,168,180	621
[1]	Vulcan Steel Ltd.	124,504	602
	Jumbo Interactive Ltd.	57,790	593
	Rural Funds Group	436,593	590
	oOh!media Ltd.	552,185	576
	PWR Holdings Ltd.	81,829	559
	Growthpoint Properties Australia Ltd.	355,611	557
*,1	Imugene Ltd.	8,596,525	557
*,1	Nanosonics Ltd.	279,560	536
*	Aussie Broadband Ltd.	211,233	529
	Centuria Office REIT	599,185	519
*,1	Zip Co. Ltd.	1,078,170	517
	Dexus Industria REIT	280,455	512
	Accent Group Ltd.	388,847	511

		Shares	Market Value ($000)
	Nick Scali Ltd.	63,254	511
*	Tietto Minerals Ltd.	1,259,388	509
*	Cettire Ltd.	247,147	503
	Austal Ltd.	378,030	502
*,1	Weebit Nano Ltd.	218,480	491
[1]	HealthCo REIT	549,325	489
	GWA Group Ltd.	325,853	485
[1]	Clinuvel Pharmaceuticals Ltd.	45,906	470
*	Judo Capital Holdings Ltd.	613,774	470
*	Alpha HPA Ltd.	837,015	470
	Platinum Asset Management Ltd.	612,854	469
	Australian Ethical Investment Ltd.	130,340	459
	Cromwell Property Group	1,682,154	454
	Hotel Property Investments Ltd.	231,409	453
	Abacus Storage King	607,689	451
	Dicker Data Ltd.	60,304	444
	Myer Holdings Ltd.	981,886	435
	Abacus Group	602,152	428
	Service Stream Ltd.	665,234	405
	Infomedia Ltd.	431,948	401
	Regis Healthcare Ltd.	183,910	396
*	Select Harvests Ltd.	148,977	362
*,3	Leo Lithium Ltd.	1,077,115	357
*	Australian Agricultural Co. Ltd.	357,749	342
*	Mount Gibson Iron Ltd.	991,436	342
*,3	AVZ Minerals Ltd.	2,673,048	342
*	Mayne Pharma Group Ltd.	97,053	333
*	Latin Resources Ltd.	2,911,768	320
*,1	Kogan.com Ltd.	85,011	318
	Navigator Global Investments Ltd. (XASX)	349,550	316
*	Chalice Mining Ltd.	412,406	297
*	Tyro Payments Ltd.	391,472	278
*,1	Core Lithium Ltd.	2,210,284	278
[1]	Australian Clinical Labs Ltd.	140,672	276
*,1	Carnarvon Energy Ltd.	2,094,242	275
*,1	Sayona Mining Ltd.	10,580,994	272
	Cedar Woods Properties Ltd.	85,076	270
	MyState Ltd.	124,369	270
*	OFX Group Ltd.	267,451	266
*	Omni Bridgeway Ltd.	305,109	266
[1]	Australian Finance Group Ltd.	244,738	259
	Integral Diagnostics Ltd.	198,768	257
	GDI Property Group Partnership	591,218	256
	Emeco Holdings Ltd.	610,268	251
*	Bravura Solutions Ltd.	454,815	244
*	Cooper Energy Ltd.	2,774,606	235
*	Nuix Ltd.	222,253	225
*	Superloop Ltd.	482,848	222
*	Fineos Corp. Ltd. GDR	163,014	219
*,1	EML Payments Ltd.	371,810	215
*,1	Syrah Resources Ltd.	795,732	214
*	Opthea Ltd.	670,958	209
*	Calix Ltd.	187,891	206
	SG Fleet Group Ltd.	126,182	198
*,1	Vulcan Energy Resources Ltd.	136,887	190
*,1	ioneer Ltd.	2,417,577	188
*	Seven West Media Ltd.	1,084,640	184
*,1	Arafura Rare Earths Ltd.	2,183,639	184

		Shares	Market Value ($000)
*	Alkane Resources Ltd.	489,395	182
	Southern Cross Media Group Ltd.	266,917	180
[1]	PointsBet Holdings Ltd.	292,619	179
*,1	Mesoblast Ltd.	1,023,934	176
	Humm Group Ltd.	401,850	176
[1]	APM Human Services International Ltd.	347,547	168
	Jupiter Mines Ltd.	1,365,895	165
	Baby Bunting Group Ltd.	148,688	154
	Solvar Ltd.	199,813	151
*	Aurelia Metals Ltd.	1,941,438	146
*	Coast Entertainment Holdings Ltd.	447,965	136
*,1	BrainChip Holdings Ltd.	1,211,011	126
	St Barbara Ltd.	1,076,534	119
*	Praemium Ltd.	463,627	115
*,1	Argosy Minerals Ltd.	1,585,872	103
*,1	29Metals Ltd.	459,497	101
*,1	Novonix Ltd.	268,617	98
*,1	Lake Resources NL	1,650,214	98
*,1	Australian Strategic Materials Ltd.	140,646	96
*	Paradigm Biopharmaceuticals Ltd.	376,320	78
*	Pact Group Holdings Ltd.	118,724	69
*,1	Neometals Ltd.	716,288	67
*,1	Andromeda Metals Ltd.	3,421,240	56
*	Jervois Global Ltd.	2,948,992	52
*	Bubs Australia Ltd.	636,762	47
*,3	Firefinch Ltd.	1,170,950	46
*	MMA Offshore Ltd.	32,075	43
*	Appen Ltd.	143,012	30
*	Wildcat Resources Ltd.	42,175	11
			1,769,475
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	15
Hong Kong (4.8%)
	AIA Group Ltd.	14,009,249	109,866
	Hong Kong Exchanges & Clearing Ltd.	1,548,964	46,963
	Techtronic Industries Co. Ltd.	1,603,656	17,033
	CK Hutchison Holdings Ltd.	3,235,059	16,709
	Sun Hung Kai Properties Ltd.	1,730,474	16,151
	CLP Holdings Ltd.	1,999,360	15,902
	Link REIT	3,107,337	15,585
	Galaxy Entertainment Group Ltd.	2,628,062	13,639
	CK Asset Holdings Ltd.	2,342,933	10,572
	BOC Hong Kong Holdings Ltd.	4,392,259	10,527
	Power Assets Holdings Ltd.	1,663,707	9,741
	Lenovo Group Ltd.	9,196,000	9,629
	Jardine Matheson Holdings Ltd.	238,752	9,587
	Hong Kong & China Gas Co. Ltd.	13,284,546	9,454
	Hang Seng Bank Ltd.	884,552	9,208
*	Sands China Ltd.	2,938,336	7,712
	MTR Corp. Ltd.	1,758,686	5,722
[2]	WH Group Ltd.	9,532,540	5,624
	Wharf Real Estate Investment Co. Ltd.	1,902,283	5,573
*,2	Samsonite International SA	1,588,097	4,434
[2]	ESR Group Ltd.	3,376,041	4,316
	Sino Land Co. Ltd.	4,114,443	4,298
	CK Infrastructure Holdings Ltd.	719,313	4,272
	Hongkong Land Holdings Ltd.	1,344,447	4,197

		Shares	Market Value ($000)
	Henderson Land Development Co. Ltd.	1,582,190	4,123
	PRADA SpA	624,904	3,875
	ASMPT Ltd.	378,236	3,650
	Wharf Holdings Ltd.	1,154,283	3,372
[1,2]	Budweiser Brewing Co. APAC Ltd.	2,055,000	3,239
	Swire Pacific Ltd. Class B	2,473,186	2,915
	Chow Tai Fook Jewellery Group Ltd.	2,147,818	2,910
	PCCW Ltd.	5,037,133	2,605
	Hang Lung Properties Ltd.	2,199,841	2,554
	Swire Pacific Ltd. Class A	314,252	2,431
	Swire Properties Ltd.	1,282,435	2,397
	Orient Overseas International Ltd.	158,500	2,366
[1]	SITC International Holdings Co. Ltd.	1,534,586	2,329
[1]	Xinyi Glass Holdings Ltd.	2,606,640	2,161
[1]	New World Development Co. Ltd.	1,715,539	2,103
[2]	BOC Aviation Ltd.	252,725	1,895
[1]	AAC Technologies Holdings Inc.	836,257	1,878
	Pacific Basin Shipping Ltd.	5,778,236	1,608
	L'Occitane International SA	495,873	1,583
*	HUTCHMED China Ltd.	597,000	1,506
*,1	Wynn Macau Ltd.	1,822,829	1,372
	Hang Lung Group Ltd.	1,065,920	1,283
	Bank of East Asia Ltd.	1,120,732	1,274
	Hysan Development Co. Ltd.	736,571	1,271
*	Cathay Pacific Airways Ltd.	1,202,504	1,225
	Man Wah Holdings Ltd.	1,882,252	1,173
	Kerry Properties Ltd.	726,090	1,153
	VTech Holdings Ltd.	193,550	1,121
*	MGM China Holdings Ltd.	897,736	1,115
	United Laboratories International Holdings Ltd.	1,211,873	1,048
	First Pacific Co. Ltd.	2,743,939	1,042
	Luk Fook Holdings International Ltd.	420,406	1,042
[1]	United Energy Group Ltd.	9,246,000	983
	Fortune REIT	1,655,996	948
	NWS Holdings Ltd.	1,013,887	881
	Yue Yuen Industrial Holdings Ltd.	885,658	835
*	Shangri-La Asia Ltd.	1,338,928	832
*,1	SJM Holdings Ltd.	2,892,798	813
	Vitasoy International Holdings Ltd.	1,008,304	774
*,1	Cowell e Holdings Inc.	363,000	744
*	MMG Ltd.	2,888,286	734
	DFI Retail Group Holdings Ltd.	358,301	714
	Stella International Holdings Ltd.	500,500	660
	CITIC Telecom International Holdings Ltd.	1,835,470	654
*	Melco International Development Ltd.	932,274	605
*	NagaCorp Ltd.	1,676,441	565
	Champion REIT	2,354,900	561
	Johnson Electric Holdings Ltd.	423,019	555
	China Travel International Investment Hong Kong Ltd.	3,128,268	520
	Cafe de Coral Holdings Ltd.	442,447	445
	Nexteer Automotive Group Ltd.	931,211	422
	Dah Sing Financial Holdings Ltd.	205,860	415
[1]	Jinchuan Group International Resources Co. Ltd.	5,617,000	410
	VSTECS Holdings Ltd.	720,000	388
[1]	Giordano International Ltd.	1,432,590	376
	HKBN Ltd.	895,657	372
*	IGG Inc.	974,628	347
*,1	Vobile Group Ltd.	1,864,000	346

		Shares	Market Value ($000)
	Kerry Logistics Network Ltd.	310,111	345
	K Wah International Holdings Ltd.	1,411,843	343
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	336
*,1	Theme International Holdings Ltd.	6,320,000	336
	Sunlight REIT	1,344,089	328
[1]	Huabao International Holdings Ltd.	1,157,071	323
	Chow Sang Sang Holdings International Ltd.	294,922	321
*,2	Sirnaomics Ltd.	82,200	306
	Dah Sing Banking Group Ltd.	497,956	299
*,1	Kingkey Financial International Holdings Ltd.	4,164,502	297
*,1	Realord Group Holdings Ltd.	430,000	293
	SUNeVision Holdings Ltd.	766,000	263
*,1,2	Everest Medicines Ltd.	125,000	251
	Value Partners Group Ltd.	1,029,665	237
*,1	Super Hi International Holding Ltd.	210,000	226
[2]	Js Global Lifestyle Co. Ltd.	1,448,000	224
	Far East Consortium International Ltd.	1,367,942	221
	SmarTone Telecommunications Holdings Ltd.	434,735	217
*	CGN Mining Co. Ltd.	855,000	205
[1]	Prosperity REIT	1,239,661	197
*	Shun Tak Holdings Ltd.	1,809,370	181
*,1	C-Mer Eye Care Holdings Ltd.	520,000	176
	LK Technology Holdings Ltd.	447,841	175
	Guotai Junan International Holdings Ltd.	2,691,336	169
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,248,301	166
*,1	Hong Kong Technology Venture Co. Ltd.	643,142	157
*	Texhong International Group Ltd.	330,500	157
	CITIC Resources Holdings Ltd.	3,672,000	157
	Sun Hung Kai & Co. Ltd.	556,182	154
*,1,2	FIT Hon Teng Ltd.	1,269,000	152
*,1,2	Frontage Holdings Corp.	714,000	147
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	444,900	144
[2]	IMAX China Holding Inc.	146,975	136
*,1	Powerlong Real Estate Holdings Ltd.	1,687,000	134
*	Television Broadcasts Ltd.	347,747	132
*	Mongolian Mining Corp.	120,000	130
	Truly International Holdings Ltd.	1,625,603	122
	Asia Cement China Holdings Corp.	451,000	122
*,1	Esprit Holdings Ltd.	3,314,295	121
*,1,2	Fosun Tourism Group	236,600	121
*,1	Sa Sa International Holdings Ltd.	1,082,953	114
	Singamas Container Holdings Ltd.	1,511,323	104
	EC Healthcare	466,000	69
	Texwinca Holdings Ltd.	589,037	62
*	OCI International Holdings Ltd.	888,950	47
*	Apollo Future Mobility Group Ltd.	337,600	22
*	Renze Harvest International Ltd.	962,113	19
*,3	Convoy Inc.	10,860,141	—
			457,190
Japan (60.3%)
	Toyota Motor Corp.	14,561,574	290,763
	Sony Group Corp.	1,504,030	147,498
	Mitsubishi UFJ Financial Group Inc.	14,147,572	132,514
	Keyence Corp.	237,166	106,108
	Tokyo Electron Ltd.	535,352	99,347
	Shin-Etsu Chemical Co. Ltd.	2,324,850	91,511
	Hitachi Ltd.	1,079,028	84,758
	Sumitomo Mitsui Financial Group Inc.	1,551,688	80,709

		Shares	Market Value ($000)
	Mitsui & Co. Ltd.	1,807,757	73,318
	ITOCHU Corp.	1,615,092	73,300
	Mitsubishi Corp.	4,125,963	71,111
	Nintendo Co. Ltd.	1,270,350	70,976
	Recruit Holdings Co. Ltd.	1,771,766	69,982
	Daiichi Sankyo Co. Ltd.	2,292,247	68,628
	Honda Motor Co. Ltd.	5,909,058	66,052
	KDDI Corp.	1,881,966	62,359
	Tokio Marine Holdings Inc.	2,258,572	59,553
	Mizuho Financial Group Inc.	3,092,137	56,158
	Takeda Pharmaceutical Co. Ltd.	1,852,924	54,458
	Hoya Corp.	417,246	53,002
	Daikin Industries Ltd.	323,773	51,879
	SoftBank Group Corp.	1,180,770	50,975
	Fast Retailing Co. Ltd.	188,460	50,314
	Softbank Corp.	3,341,067	44,389
	Nippon Telegraph & Telephone Corp.	34,642,550	43,503
	Oriental Land Co. Ltd.	1,142,250	42,423
	Murata Manufacturing Co. Ltd.	2,051,437	41,423
	Denso Corp.	2,499,412	39,261
	Japan Tobacco Inc.	1,441,669	37,999
	SMC Corp.	67,229	37,423
	Seven & i Holdings Co. Ltd.	938,149	37,052
	Advantest Corp.	898,296	35,750
	Mitsubishi Electric Corp.	2,367,914	35,141
	FANUC Corp.	1,162,340	32,153
	Komatsu Ltd.	1,116,137	31,754
	Marubeni Corp.	1,860,943	31,741
	Canon Inc.	1,144,211	31,520
	Sumitomo Corp.	1,333,001	30,656
	Fujitsu Ltd.	216,382	29,950
	Bridgestone Corp.	682,128	29,558
	Terumo Corp.	872,932	29,550
*	Renesas Electronics Corp.	1,765,363	28,965
	Chugai Pharmaceutical Co. Ltd.	793,038	28,526
	Central Japan Railway Co.	1,103,160	27,571
	Disco Corp.	101,613	27,419
	FUJIFILM Holdings Corp.	432,287	27,400
	ORIX Corp.	1,417,811	27,377
	Mitsui Fudosan Co. Ltd.	1,087,760	27,307
	Ajinomoto Co. Inc.	626,034	25,708
	Astellas Pharma Inc.	2,194,501	25,549
	East Japan Railway Co.	439,545	25,139
	Dai-ichi Life Holdings Inc.	1,145,495	25,124
	Suzuki Motor Corp.	551,347	24,766
	Panasonic Holdings Corp.	2,600,535	24,494
	Daiwa House Industry Co. Ltd.	783,270	24,220
	Lasertec Corp.	92,246	24,024
	Nippon Steel Corp.	994,216	23,925
	Nidec Corp.	630,466	23,514
	Mitsubishi Heavy Industries Ltd.	348,039	23,215
	Japan Post Holdings Co. Ltd.	2,420,221	23,168
	Otsuka Holdings Co. Ltd.	585,721	23,024
	MS&AD Insurance Group Holdings Inc.	547,768	22,620
	Asahi Group Holdings Ltd.	591,954	22,002
	Kao Corp.	553,725	21,910
	TDK Corp.	439,381	21,861
	Olympus Corp.	1,467,720	21,728

		Shares	Market Value ($000)
	Kyocera Corp.	1,457,368	21,336
	Aeon Co. Ltd.	864,438	20,658
	NEC Corp.	313,259	20,470
	Kubota Corp.	1,304,805	19,751
	Nippon Yusen KK	570,077	19,645
	Nomura Holdings Inc.	3,643,114	19,622
	Sompo Holdings Inc.	371,620	19,269
[1]	Japan Post Bank Co. Ltd.	1,760,314	18,307
	Mitsubishi Estate Co. Ltd.	1,319,959	18,289
	Toyota Tsusho Corp.	271,507	17,792
	Sumitomo Mitsui Trust Holdings Inc.	863,172	17,689
	Secom Co. Ltd.	228,097	16,555
	Toyota Industries Corp.	195,472	16,533
	Unicharm Corp.	469,034	16,139
	Nomura Research Institute Ltd.	513,039	15,691
	Bandai Namco Holdings Inc.	715,429	15,491
	Shionogi & Co. Ltd.	320,307	15,374
	Inpex Corp.	1,124,432	15,284
	Eisai Co. Ltd.	323,134	15,216
	Sumitomo Realty & Development Co. Ltd.	480,220	15,103
	Sekisui House Ltd.	668,725	15,096
	Subaru Corp.	735,448	14,672
[1]	Mitsui OSK Lines Ltd.	407,095	14,623
	Resona Holdings Inc.	2,593,013	14,314
	Nitto Denko Corp.	172,547	14,314
	Japan Exchange Group Inc.	635,384	14,062
	ENEOS Holdings Inc.	3,418,659	13,806
	Kikkoman Corp.	221,699	13,641
	Shimano Inc.	92,633	13,300
	Shiseido Co. Ltd.	473,738	13,206
	Kirin Holdings Co. Ltd.	901,801	12,962
	Sysmex Corp.	231,011	12,514
	Kawasaki Kisen Kaisha Ltd.	255,042	12,427
	Obic Co. Ltd.	80,888	12,425
	Daiwa Securities Group Inc.	1,707,276	12,236
	Sumitomo Electric Industries Ltd.	916,803	12,186
	Kansai Electric Power Co. Inc.	883,616	12,054
	Nitori Holdings Co. Ltd.	90,837	11,889
	Yaskawa Electric Corp.	314,420	11,849
	West Japan Railway Co.	282,157	11,752
	Asahi Kasei Corp.	1,503,916	11,405
[1]	JFE Holdings Inc.	717,604	11,330
	Tokyo Gas Co. Ltd.	482,434	11,082
	NTT Data Group Corp.	769,257	11,080
	Chubu Electric Power Co. Inc.	850,402	11,032
	Pan Pacific International Holdings Corp.	486,908	10,525
	MINEBEA MITSUMI Inc.	499,299	10,321
	Yamaha Motor Co. Ltd.	1,088,532	10,289
*	Tokyo Electric Power Co. Holdings Inc.	1,897,607	10,103
	Osaka Gas Co. Ltd.	478,865	10,083
	Omron Corp.	221,489	9,959
	T&D Holdings Inc.	597,655	9,896
	LY Corp.	3,164,888	9,846
	Nippon Paint Holdings Co. Ltd.	1,236,949	9,743
	SCREEN Holdings Co. Ltd.	96,334	9,446
	Mitsubishi Chemical Group Corp.	1,552,046	9,358
	Toray Industries Inc.	1,843,878	9,213
	Kajima Corp.	515,942	9,208

	Shares	Market Value ($000)
Nissan Motor Co. Ltd.	2,345,130	9,207
Shimadzu Corp.	328,740	9,090
Ono Pharmaceutical Co. Ltd.	500,801	9,027
Daito Trust Construction Co. Ltd.	78,122	8,886
TOPPAN Holdings Inc.	320,872	8,845
Dai Nippon Printing Co. Ltd.	299,280	8,661
Isuzu Motors Ltd.	627,754	8,566
Tokyu Corp.	719,701	8,445
Mazda Motor Corp.	694,532	8,420
Capcom Co. Ltd.	214,836	8,194
M3 Inc.	516,588	8,152
Hankyu Hanshin Holdings Inc.	264,535	8,094
AGC Inc.	213,524	8,030
MatsukiyoCocokara & Co.	440,847	8,013
Makita Corp.	297,615	8,010
Sumitomo Metal Mining Co. Ltd.	288,363	7,970
Trend Micro Inc.	138,322	7,913
Nissin Foods Holdings Co. Ltd.	243,975	7,893
Aisin Corp.	209,652	7,827
Taisei Corp.	210,790	7,685
Keisei Electric Railway Co. Ltd.	169,052	7,650
Fuji Electric Co. Ltd.	152,300	7,627
MEIJI Holdings Co. Ltd.	315,298	7,625
Nexon Co. Ltd.	477,814	7,625
Obayashi Corp.	815,129	7,545
Idemitsu Kosan Co. Ltd.	1,356,610	7,533
Nippon Building Fund Inc.	1,855	7,506
Rakuten Group Inc.	1,697,065	7,455
SBI Holdings Inc.	298,472	7,332
Konami Group Corp.	115,806	7,122
Mitsubishi HC Capital Inc. (XTKS)	981,829	6,962
Ebara Corp.	110,430	6,916
Yakult Honsha Co. Ltd.	314,860	6,877
Daifuku Co. Ltd.	346,292	6,829
Rohm Co. Ltd.	395,376	6,824
Kintetsu Group Holdings Co. Ltd.	218,354	6,738
Yamato Holdings Co. Ltd.	386,700	6,685
Dentsu Group Inc.	251,173	6,666
SG Holdings Co. Ltd.	511,200	6,620
Ibiden Co. Ltd.	131,179	6,601
Tobu Railway Co. Ltd.	244,999	6,488
Sojitz Corp.	270,453	6,383
Niterra Co. Ltd.	234,887	6,325
Nissan Chemical Corp.	158,442	6,319
Asics Corp.	207,605	6,308
Concordia Financial Group Ltd.	1,323,133	6,305
Japan Real Estate Investment Corp.	1,625	6,230
SUMCO Corp.	409,152	6,203
TIS Inc.	278,275	6,189
Hamamatsu Photonics KK	156,039	6,164
Mitsui Chemicals Inc.	207,088	6,095
Nomura Real Estate Master Fund Inc.	5,503	6,022
MISUMI Group Inc.	337,811	5,792
Kyoto Financial Group Inc.	347,340	5,773
JSR Corp.	210,568	5,743
Odakyu Electric Railway Co. Ltd.	375,156	5,733
Zensho Holdings Co. Ltd.	116,970	5,728
Toyo Suisan Kaisha Ltd.	109,675	5,711

		Shares	Market Value ($000)
	Yokogawa Electric Corp.	290,064	5,700
	Sekisui Chemical Co. Ltd.	397,860	5,680
	Japan Metropolitan Fund Investment	8,322	5,649
	Hulic Co. Ltd.	506,841	5,597
	Nippon Sanso Holdings Corp.	220,332	5,583
	Kobe Steel Ltd.	401,906	5,549
	Ricoh Co. Ltd.	700,904	5,509
	Shizuoka Financial Group Inc.	596,099	5,448
	Chiba Bank Ltd.	729,166	5,403
	Nippon Prologis REIT Inc.	3,010	5,355
	Otsuka Corp.	123,974	5,217
	KDX Realty Investment Corp.	4,775	5,180
	GLP J-Reit	5,688	5,078
	Hoshizaki Corp.	137,112	4,988
	Isetan Mitsukoshi Holdings Ltd.	426,413	4,986
	Sumitomo Forestry Co. Ltd.	169,286	4,976
	Suntory Beverage & Food Ltd.	152,114	4,963
	Socionext Inc.	214,800	4,923
	Kurita Water Industries Ltd.	133,364	4,871
	Azbil Corp.	150,496	4,863
	Tokyu Fudosan Holdings Corp.	724,419	4,845
	Rohto Pharmaceutical Co. Ltd.	235,494	4,819
	NIPPON EXPRESS HOLDINGS Inc.	80,951	4,818
	Fukuoka Financial Group Inc.	195,326	4,801
	Kyowa Kirin Co. Ltd.	303,302	4,778
	TOTO Ltd.	176,166	4,768
	Brother Industries Ltd.	281,757	4,720
	USS Co. Ltd.	247,757	4,685
	McDonald's Holdings Co. Japan Ltd.	104,000	4,631
	Seiko Epson Corp.	316,213	4,616
	Hikari Tsushin Inc.	26,395	4,599
	Daiwa House REIT Investment Corp.	2,568	4,537
	Asahi Intecc Co. Ltd.	237,952	4,521
	Hirose Electric Co. Ltd.	38,811	4,516
	Ryohin Keikaku Co. Ltd.	288,500	4,486
	Toho Co. Ltd.	134,599	4,385
	Skylark Holdings Co. Ltd.	267,167	4,359
	Nisshin Seifun Group Inc.	311,605	4,347
	Kobe Bussan Co. Ltd.	170,000	4,344
	Resonac Holdings Corp.	217,766	4,343
	Tosoh Corp.	336,773	4,343
	Japan Post Insurance Co. Ltd.	230,876	4,322
	Sumitomo Chemical Co. Ltd.	1,834,630	4,320
	Kuraray Co. Ltd.	409,167	4,293
*	ANA Holdings Inc.	194,201	4,291
	Shimizu Corp.	635,648	4,255
	Lixil Corp.	316,002	4,223
	Oji Holdings Corp.	1,072,409	4,193
*	Kyushu Electric Power Co. Inc.	558,278	4,181
	Koito Manufacturing Co. Ltd.	268,042	4,104
	Keio Corp.	139,925	4,094
	NH Foods Ltd.	119,360	4,088
	Yamaha Corp.	185,661	4,083
	Cosmo Energy Holdings Co. Ltd.	97,909	4,066
	Kawasaki Heavy Industries Ltd.	179,155	4,056
	Santen Pharmaceutical Co. Ltd.	401,207	4,053
	Amada Co. Ltd.	372,769	4,023
	Haseko Corp.	309,291	4,022

		Shares	Market Value ($000)
	Tohoku Electric Power Co. Inc.	578,240	3,860
	Kyushu Railway Co.	174,670	3,839
	BayCurrent Consulting Inc.	164,970	3,835
	NGK Insulators Ltd.	306,505	3,829
	Nikon Corp.	372,804	3,805
	Yokohama Rubber Co. Ltd.	159,612	3,778
	Horiba Ltd.	47,020	3,773
	Kansai Paint Co. Ltd.	224,486	3,753
	Tokyo Tatemono Co. Ltd.	240,839	3,712
	Orix JREIT Inc.	3,180	3,678
	Nagoya Railroad Co. Ltd.	238,450	3,676
	Square Enix Holdings Co. Ltd.	93,654	3,660
	Marui Group Co. Ltd.	220,358	3,644
	Hitachi Construction Machinery Co. Ltd.	128,237	3,638
	Credit Saison Co. Ltd.	195,525	3,629
	United Urban Investment Corp.	3,571	3,616
	Sanwa Holdings Corp.	235,774	3,604
	Taiyo Yuden Co. Ltd.	149,181	3,604
	Sumitomo Heavy Industries Ltd.	138,803	3,601
	Nomura Real Estate Holdings Inc.	131,520	3,599
	Tsuruha Holdings Inc.	45,231	3,579
[1]	Advance Residence Investment Corp.	1,620	3,567
	NOF Corp.	78,772	3,558
	Seibu Holdings Inc.	250,904	3,546
	Mebuki Financial Group Inc.	1,183,470	3,542
	Mitsubishi Gas Chemical Co. Inc.	216,690	3,539
	Sapporo Holdings Ltd.	75,908	3,510
	Stanley Electric Co. Ltd.	182,149	3,479
	Yamazaki Baking Co. Ltd.	145,441	3,449
	Japan Airlines Co. Ltd.	177,241	3,406
	Invincible Investment Corp.	8,260	3,396
[1]	Tokyo Century Corp.	302,332	3,359
	Lawson Inc.	58,471	3,347
	Persol Holdings Co. Ltd.	2,101,710	3,341
[1]	Electric Power Development Co. Ltd.	198,508	3,334
	CyberAgent Inc.	514,212	3,319
	Japan Airport Terminal Co. Ltd.	83,183	3,303
	Kobayashi Pharmaceutical Co. Ltd.	72,614	3,277
[1]	Aozora Bank Ltd.	144,321	3,173
	Sankyo Co. Ltd.	51,278	3,137
	Oracle Corp. Japan	39,517	3,114
	Alfresa Holdings Corp.	186,000	3,050
	JGC Holdings Corp.	259,314	3,037
	Nichirei Corp.	124,801	3,014
	Tokyo Ohka Kogyo Co. Ltd.	131,748	3,009
	Macnica Holdings Inc.	56,859	3,009
	TechnoPro Holdings Inc.	130,523	3,009
	GMO Payment Gateway Inc.	49,792	3,004
	SCSK Corp.	152,215	2,989
	Shimamura Co. Ltd.	27,151	2,979
	Shinko Electric Industries Co. Ltd.	80,493	2,976
[1]	IHI Corp.	155,465	2,973
	Tokyo Seimitsu Co. Ltd.	45,421	2,942
	Daicel Corp.	299,979	2,939
	Hachijuni Bank Ltd.	538,706	2,936
	Ulvac Inc.	59,575	2,916
	Japan Hotel REIT Investment Corp.	5,674	2,916
[1]	Goldwin Inc.	43,032	2,895

		Shares	Market Value ($000)
	ZOZO Inc.	131,868	2,887
	Keihan Holdings Co. Ltd.	117,543	2,867
	Kyushu Financial Group Inc.	449,991	2,864
	Sega Sammy Holdings Inc.	193,167	2,843
	Taiheiyo Cement Corp.	138,036	2,841
	Air Water Inc.	214,969	2,840
	Medipal Holdings Corp.	177,551	2,834
	THK Co. Ltd.	146,999	2,826
	NSK Ltd.	517,310	2,820
	COMSYS Holdings Corp.	128,691	2,818
	Rinnai Corp.	124,308	2,816
	Sanrio Co. Ltd.	66,976	2,797
	J Front Retailing Co. Ltd.	300,638	2,784
	Mitsubishi Materials Corp.	151,168	2,768
	INFRONEER Holdings Inc.	263,495	2,754
	Kose Corp.	41,666	2,726
	Nihon Kohden Corp.	89,351	2,723
	Iwatani Corp.	60,711	2,713
	MonotaRO Co. Ltd.	285,816	2,692
	Toyo Seikan Group Holdings Ltd.	169,431	2,691
	Open House Group Co. Ltd.	85,524	2,675
	Lion Corp.	298,821	2,664
	Japan Prime Realty Investment Corp.	1,112	2,662
	Keikyu Corp.	302,604	2,643
	Sekisui House REIT Inc.	4,954	2,635
	Fujikura Ltd.	319,822	2,629
	Nabtesco Corp.	136,321	2,620
	Chugoku Electric Power Co. Inc.	367,167	2,611
	Suzuken Co. Ltd.	83,493	2,592
	Nankai Electric Railway Co. Ltd.	132,790	2,589
	EXEO Group Inc.	115,584	2,581
	Sumitomo Rubber Industries Ltd.	222,045	2,572
	Internet Initiative Japan Inc.	131,892	2,558
	Nifco Inc.	98,410	2,554
	DMG Mori Co. Ltd.	126,924	2,541
	Kamigumi Co. Ltd.	110,085	2,533
[1]	Iida Group Holdings Co. Ltd.	167,438	2,528
	JTEKT Corp.	272,810	2,496
	Kinden Corp.	149,521	2,492
	Food & Life Cos. Ltd.	122,768	2,457
	SHO-BOND Holdings Co. Ltd.	54,586	2,431
	Hirogin Holdings Inc.	360,726	2,421
	Sundrug Co. Ltd.	80,093	2,416
*	SHIFT Inc.	13,400	2,416
	Activia Properties Inc.	885	2,410
	Mitsubishi Motors Corp.	760,391	2,396
	Jeol Ltd.	52,224	2,387
	Yamaguchi Financial Group Inc.	250,804	2,384
	Nippon Accommodations Fund Inc.	559	2,327
	ADEKA Corp.	118,838	2,325
	Coca-Cola Bottlers Japan Holdings Inc.	171,299	2,325
	Seino Holdings Co. Ltd.	158,910	2,321
	Daiwabo Holdings Co. Ltd.	106,480	2,315
	BIPROGY Inc.	78,999	2,313
	Gunma Bank Ltd.	468,372	2,310
	Hisamitsu Pharmaceutical Co. Inc.	80,803	2,303
	Yamato Kogyo Co. Ltd.	41,454	2,295
	Zenkoku Hosho Co. Ltd.	61,565	2,291

		Shares	Market Value ($000)
	Fujitec Co. Ltd.	89,540	2,285
*	Mercari Inc.	138,223	2,285
	Mitsubishi Logistics Corp.	73,900	2,283
	Cosmos Pharmaceutical Corp.	21,226	2,280
	Nippon Shinyaku Co. Ltd.	64,460	2,277
	Kagome Co. Ltd.	91,934	2,263
	LaSalle Logiport REIT	2,235	2,263
	Takashimaya Co. Ltd.	161,357	2,248
	Kewpie Corp.	126,074	2,244
	Kadokawa Corp.	105,788	2,238
	Fuji Soft Inc.	50,606	2,218
	Hakuhodo DY Holdings Inc.	287,843	2,211
	Toho Gas Co. Ltd.	109,882	2,208
	Daido Steel Co. Ltd.	211,825	2,207
[1]	Koei Tecmo Holdings Co. Ltd.	176,286	2,196
	Sohgo Security Services Co. Ltd.	398,745	2,177
	Sankyu Inc.	58,068	2,171
*	Money Forward Inc.	55,601	2,170
	Iyogin Holdings Inc.	318,825	2,169
[1]	Industrial & Infrastructure Fund Investment Corp.	2,377	2,151
	Casio Computer Co. Ltd.	248,260	2,141
	Yamada Holdings Co. Ltd.	695,173	2,123
	Miura Co. Ltd.	115,343	2,108
	Fuyo General Lease Co. Ltd.	23,411	2,094
	Nippon Electric Glass Co. Ltd.	93,964	2,089
	Mabuchi Motor Co. Ltd.	119,522	2,072
	Teijin Ltd.	224,606	2,066
	77 Bank Ltd.	84,970	2,044
*	Park24 Co. Ltd.	156,212	2,041
	Welcia Holdings Co. Ltd.	120,864	2,039
[1]	Mitsui Fudosan Logistics Park Inc.	676	2,027
	Sugi Holdings Co. Ltd.	42,031	2,008
	Mitsui Mining & Smelting Co. Ltd.	64,945	2,008
	Toyo Tire Corp.	121,130	2,006
	Ito En Ltd.	69,034	2,004
[1]	AEON REIT Investment Corp.	2,120	1,998
[1]	Japan Logistics Fund Inc.	1,072	1,982
	UBE Corp.	118,900	1,977
	Nippon Gas Co. Ltd.	127,151	1,970
	Nagase & Co. Ltd.	120,285	1,967
	Nishi-Nippon Financial Holdings Inc.	170,242	1,960
	Maruwa Co. Ltd.	9,762	1,953
	Nissui Corp.	352,275	1,925
	Nihon M&A Center Holdings Inc.	320,324	1,925
	Dowa Holdings Co. Ltd.	55,129	1,923
	Sumitomo Bakelite Co. Ltd.	38,550	1,916
	Rakus Co. Ltd.	115,401	1,897
	Mizuho Leasing Co. Ltd.	52,066	1,887
	MEITEC Group Holdings Inc.	94,643	1,872
	House Foods Group Inc.	84,954	1,870
	DIC Corp.	98,819	1,865
	Kyudenko Corp.	48,818	1,857
	Denka Co. Ltd.	104,971	1,831
	Sawai Group Holdings Co. Ltd.	48,248	1,826
	Maruichi Steel Tube Ltd.	71,527	1,822
	Calbee Inc.	86,350	1,815
	Amano Corp.	78,480	1,809
[1]	Mori Hills REIT Investment Corp.	1,942	1,807

		Shares	Market Value ($000)
	Toda Corp.	286,420	1,806
	Takara Holdings Inc.	212,879	1,801
	Osaka Soda Co. Ltd.	25,619	1,798
	Morinaga Milk Industry Co. Ltd.	87,626	1,794
	Penta-Ocean Construction Co. Ltd.	334,275	1,791
	Alps Alpine Co. Ltd.	241,120	1,789
	NOK Corp.	134,729	1,785
	Kakaku.com Inc.	156,269	1,778
	Toyoda Gosei Co. Ltd.	91,359	1,764
	Ezaki Glico Co. Ltd.	60,158	1,760
	Kaneka Corp.	72,330	1,759
	Ushio Inc.	125,437	1,757
	Nippon Kayaku Co. Ltd.	195,218	1,743
	Sotetsu Holdings Inc.	94,738	1,736
	Fuji Corp.	101,536	1,720
	Frontier Real Estate Investment Corp.	582	1,720
[1]	Comforia Residential REIT Inc.	820	1,719
	OBIC Business Consultants Co. Ltd.	35,306	1,707
	Tomy Co. Ltd.	103,986	1,706
*	Sharp Corp.	251,815	1,693
	Hanwa Co. Ltd.	46,229	1,691
	Yoshinoya Holdings Co. Ltd.	75,702	1,688
	Canon Marketing Japan Inc.	55,389	1,685
	Tokai Carbon Co. Ltd.	239,286	1,683
	ABC-Mart Inc.	96,498	1,672
	Daiwa Securities Living Investments Corp.	2,324	1,672
	Morinaga & Co. Ltd.	87,420	1,668
	Rengo Co. Ltd.	254,826	1,653
*	Rakuten Bank Ltd.	105,500	1,645
	Seven Bank Ltd.	779,272	1,631
	Dexerials Corp.	56,480	1,628
	Takasago Thermal Engineering Co. Ltd.	70,398	1,627
	Hulic REIT Inc.	1,534	1,615
	Bic Camera Inc.	171,693	1,600
	Kokuyo Co. Ltd.	99,307	1,599
	Citizen Watch Co. Ltd.	250,881	1,591
	Daiseki Co. Ltd.	55,584	1,589
	Hokuhoku Financial Group Inc.	149,605	1,585
	NHK Spring Co. Ltd.	191,541	1,581
	NSD Co. Ltd.	84,052	1,577
	OKUMA Corp.	35,040	1,577
	Mori Trust REIT Inc.	3,104	1,576
[1]	Workman Co. Ltd.	55,081	1,575
	Toridoll Holdings Corp.	51,400	1,574
[1]	Hokuetsu Corp.	164,656	1,557
	K's Holdings Corp.	171,160	1,556
	NET One Systems Co. Ltd.	95,312	1,550
	Nichias Corp.	66,239	1,548
	Nishi-Nippon Railroad Co. Ltd.	93,047	1,547
	Zeon Corp.	170,514	1,547
	Kanematsu Corp.	99,714	1,546
	Yaoko Co. Ltd.	26,801	1,546
	Taisho Pharmaceutical Holdings Co. Ltd.	26,510	1,543
	Towa Corp.	29,738	1,534
	Inaba Denki Sangyo Co. Ltd.	63,460	1,516
	Benesse Holdings Inc.	85,518	1,512
	Kotobuki Spirits Co. Ltd.	111,765	1,504
	Hazama Ando Corp.	184,959	1,494

		Shares	Market Value ($000)
	Mitsubishi Estate Logistics REIT Investment Corp.	595	1,491
	Okumura Corp.	42,585	1,489
	TS Tech Co. Ltd.	116,922	1,481
*	Konica Minolta Inc.	539,341	1,480
	Outsourcing Inc.	126,330	1,475
	Nippon Shokubai Co. Ltd.	38,852	1,462
	Sangetsu Corp.	66,305	1,460
	Ship Healthcare Holdings Inc.	96,210	1,460
	Harmonic Drive Systems Inc.	60,120	1,457
	Japan Petroleum Exploration Co. Ltd.	35,537	1,446
	Tsumura & Co.	79,565	1,440
	Topcon Corp.	124,614	1,432
	Daiwa Office Investment Corp.	334	1,424
	Pigeon Corp.	129,595	1,416
	Chugin Financial Group Inc.	199,401	1,412
	Aica Kogyo Co. Ltd.	60,755	1,408
	Wacoal Holdings Corp.	60,367	1,408
	Takeuchi Manufacturing Co. Ltd.	40,841	1,396
	Nakanishi Inc.	85,034	1,392
	Tokuyama Corp.	86,782	1,391
	Fujimi Inc.	69,230	1,387
	Fuji Kyuko Co. Ltd.	46,793	1,383
	Daishi Hokuetsu Financial Group Inc.	49,848	1,382
	Furukawa Electric Co. Ltd.	75,673	1,377
	NTT UD REIT Investment Corp.	1,615	1,371
	Colowide Co. Ltd.	85,637	1,369
	Shiga Bank Ltd.	54,664	1,359
[1]	Tokyu REIT Inc.	1,159	1,352
[1]	Aeon Mall Co. Ltd.	109,101	1,350
	Resorttrust Inc.	77,394	1,345
	GS Yuasa Corp.	93,238	1,345
	Kandenko Co. Ltd.	130,114	1,338
	San-In Godo Bank Ltd.	188,398	1,329
	NEC Networks & System Integration Corp.	82,185	1,327
	NS Solutions Corp.	39,748	1,326
	Nikkon Holdings Co. Ltd.	61,653	1,324
	Shikoku Electric Power Co. Inc.	186,925	1,322
	Daiichikosho Co. Ltd.	96,314	1,319
	Anritsu Corp.	166,153	1,316
	Nisshinbo Holdings Inc.	158,311	1,307
	Rorze Corp.	11,756	1,306
	Organo Corp.	31,372	1,296
	Fancl Corp.	81,568	1,288
	Relo Group Inc.	128,016	1,285
	Okamura Corp.	85,523	1,282
[1]	AEON Financial Service Co. Ltd.	140,331	1,278
	Toagosei Co. Ltd.	133,114	1,274
	OSG Corp.	93,397	1,271
	Japan Steel Works Ltd.	76,781	1,264
	GMO internet group Inc.	70,012	1,262
	Japan Elevator Service Holdings Co. Ltd.	83,300	1,259
	Japan Excellent Inc.	1,522	1,258
[1]	Mitsui High-Tec Inc.	27,188	1,255
[1]	Kyoritsu Maintenance Co. Ltd.	30,488	1,253
[1]	Toho Holdings Co. Ltd.	57,660	1,249
	Glory Ltd.	60,343	1,247
	Pilot Corp.	44,584	1,245
	Kusuri no Aoki Holdings Co. Ltd.	57,678	1,245

		Shares	Market Value ($000)
	Mirait One Corp.	94,238	1,245
	Hitachi Zosen Corp.	201,234	1,242
	NIPPON REIT Investment Corp.	536	1,241
	ARE Holdings Inc.	88,516	1,233
	CKD Corp.	69,845	1,232
	Suruga Bank Ltd.	209,983	1,224
	Jaccs Co. Ltd.	31,584	1,210
	Toyota Boshoku Corp.	73,126	1,205
	Kureha Corp.	62,778	1,202
	Nippon Soda Co. Ltd.	30,972	1,196
	Toei Co. Ltd.	8,468	1,188
	Acom Co. Ltd.	461,826	1,183
	H.U. Group Holdings Inc.	63,042	1,172
	Monogatari Corp.	33,226	1,172
	Japan Material Co. Ltd.	69,136	1,168
	SMS Co. Ltd.	63,768	1,152
	PALTAC Corp.	37,852	1,152
	Seria Co. Ltd.	62,657	1,148
	Micronics Japan Co. Ltd.	38,547	1,145
	Izumi Co. Ltd.	48,115	1,133
	Duskin Co. Ltd.	48,795	1,133
*	Appier Group Inc.	96,700	1,131
	Juroku Financial Group Inc.	40,237	1,128
	Sanken Electric Co. Ltd.	24,496	1,125
*	Hino Motors Ltd.	329,656	1,122
	Nipro Corp.	139,348	1,122
	Monex Group Inc.	215,518	1,122
	Daihen Corp.	23,607	1,119
[1]	Okasan Securities Group Inc.	228,356	1,118
	Hoshino Resorts REIT Inc.	320	1,117
	Tsubakimoto Chain Co.	38,544	1,115
	Tadano Ltd.	135,666	1,104
	Dentsu Soken Inc.	29,292	1,094
	Ain Holdings Inc.	33,507	1,093
	Heiwa Real Estate REIT Inc.	1,171	1,088
	As One Corp.	28,784	1,087
	Ferrotec Holdings Corp.	56,341	1,087
	Nitto Boseki Co. Ltd.	31,769	1,085
	DeNA Co. Ltd.	107,235	1,083
	DTS Corp.	43,912	1,080
	Fukuoka REIT Corp.	910	1,076
	Heiwa Real Estate Co. Ltd.	40,535	1,072
	Sumitomo Warehouse Co. Ltd.	59,536	1,071
	FP Corp.	54,786	1,061
	Tokyo Steel Manufacturing Co. Ltd.	87,649	1,059
	Kumagai Gumi Co. Ltd.	40,637	1,058
[1]	EDION Corp.	95,957	1,057
	Lintec Corp.	55,667	1,054
	Descente Ltd.	45,588	1,053
	Tokai Tokyo Financial Holdings Inc.	271,134	1,046
[1]	Star Asia Investment Corp.	2,667	1,046
	Takuma Co. Ltd.	88,852	1,045
	Mani Inc.	75,015	1,042
	Inabata & Co. Ltd.	47,798	1,040
	Saizeriya Co. Ltd.	29,981	1,029
	H2O Retailing Corp.	95,600	1,024
*	Nippon Paper Industries Co. Ltd.	110,409	1,023
	Taikisha Ltd.	34,167	1,019

		Shares	Market Value ($000)
	Open Up Group Inc.	65,574	1,016
	Aichi Financial Group Inc.	57,543	1,016
[1]	Riken Keiki Co. Ltd.	20,520	1,014
	Nojima Corp.	80,100	1,010
	Makino Milling Machine Co. Ltd.	24,913	1,009
	C Uyemura & Co. Ltd.	13,300	1,009
	Japan Securities Finance Co. Ltd.	94,481	1,001
*	Hokuriku Electric Power Co.	204,042	998
	Kaga Electronics Co. Ltd.	21,518	996
	Max Co. Ltd.	44,818	996
	Hyakugo Bank Ltd.	256,238	994
	UACJ Corp.	35,869	991
	Ryosan Co. Ltd.	29,978	988
	Benefit One Inc.	69,180	987
	Fujitsu General Ltd.	67,240	985
*	PeptiDream Inc.	111,130	974
	DCM Holdings Co. Ltd.	104,362	972
	Japan Aviation Electronics Industry Ltd.	56,391	970
	Senko Group Holdings Co. Ltd.	123,910	969
	TBS Holdings Inc.	41,737	968
	Sumitomo Osaka Cement Co. Ltd.	38,026	958
	Hokkaido Electric Power Co. Inc.	214,270	956
	Tokai Rika Co. Ltd.	60,170	952
	Fukuyama Transporting Co. Ltd.	34,345	950
	Round One Corp.	212,903	943
	Sakata Seed Corp.	37,850	943
	Global One Real Estate Investment Corp.	1,266	943
	Heiwa Corp.	63,156	938
	Pola Orbis Holdings Inc.	90,652	938
	Taiyo Holdings Co. Ltd.	41,940	924
	Joyful Honda Co. Ltd.	69,414	921
	Ichibanya Co. Ltd.	20,824	918
	Kaken Pharmaceutical Co. Ltd.	38,739	915
	Paramount Bed Holdings Co. Ltd.	50,322	909
	Nishimatsu Construction Co. Ltd.	33,021	908
	NTN Corp.	496,217	907
	Digital Garage Inc.	37,548	905
	Aiful Corp.	360,242	903
	Meidensha Corp.	50,315	902
[1]	Create Restaurants Holdings Inc.	120,076	901
	TOKAI Holdings Corp.	133,375	899
	Nihon Parkerizing Co. Ltd.	113,051	898
	Tokyo Kiraboshi Financial Group Inc.	30,565	894
	Menicon Co. Ltd.	61,584	894
[1]	Tokyo Electron Device Ltd.	22,516	892
	Yodogawa Steel Works Ltd.	33,870	892
[1]	Toei Animation Co. Ltd.	6,650	890
[1]	Shochiku Co. Ltd.	12,956	889
	TKC Corp.	34,164	885
	Fuji Oil Holdings Inc.	55,090	882
	Nisshin Oillio Group Ltd.	28,790	879
	Nippon Light Metal Holdings Co. Ltd.	71,334	879
	Nippn Corp.	57,063	876
	Amvis Holdings Inc.	47,391	873
	Itoham Yonekyu Holdings Inc.	31,127	872
	JVCKenwood Corp.	178,975	870
*,1	Sosei Group Corp.	89,400	868
	Nitto Kogyo Corp.	31,877	867

		Shares	Market Value ($000)
*	Sansan Inc.	92,985	866
	Kiyo Bank Ltd.	76,700	864
	North Pacific Bank Ltd.	337,293	860
	Nomura Micro Science Co. Ltd.	9,200	859
[1]	Royal Holdings Co. Ltd.	48,579	855
	Mitsui-Soko Holdings Co. Ltd.	25,500	852
*,1	Atom Corp.	133,551	849
	Iino Kaiun Kaisha Ltd.	97,195	849
	Mitsuboshi Belting Ltd.	25,401	847
	Noritake Co. Ltd.	15,840	843
	Justsystems Corp.	40,242	841
	Kato Sangyo Co. Ltd.	25,399	828
*	Medley Inc.	26,400	828
[1]	Seiren Co. Ltd.	48,582	815
	Trusco Nakayama Corp.	47,418	810
*	Leopalace21 Corp.	288,876	808
	Autobacs Seven Co. Ltd.	74,114	806
	Kitz Corp.	97,788	800
	Maruha Nichiro Corp.	40,432	800
	PAL GROUP Holdings Co. Ltd.	49,804	796
	Mitsubishi Logisnext Co. Ltd.	76,161	789
	Daiei Kankyo Co. Ltd.	46,400	789
	KYB Corp.	22,727	788
	Mixi Inc.	45,942	788
	Ichigo Office REIT Investment Corp.	1,385	778
	Kissei Pharmaceutical Co. Ltd.	36,252	774
	Toyobo Co. Ltd.	102,692	771
	Valor Holdings Co. Ltd.	45,125	771
	KOMEDA Holdings Co. Ltd.	40,058	768
[1]	Tri Chemical Laboratories Inc.	31,100	767
	Ai Holdings Corp.	45,636	766
[1]	Nishimatsuya Chain Co. Ltd.	52,880	764
	Wacom Co. Ltd.	165,731	764
	Toyo Ink SC Holdings Co. Ltd.	40,822	764
	Sanki Engineering Co. Ltd.	59,398	762
	Financial Partners Group Co. Ltd.	66,418	762
	Arcs Co. Ltd.	38,241	761
	Eizo Corp.	21,810	753
	Megmilk Snow Brand Co. Ltd.	47,906	751
	CRE Logistics REIT Inc.	717	750
	Showa Sangyo Co. Ltd.	32,686	749
	Japan Wool Textile Co. Ltd.	73,600	742
	Yokogawa Bridge Holdings Corp.	38,159	739
	Raito Kogyo Co. Ltd.	52,688	737
	Hankyu Hanshin REIT Inc.	744	737
	Katitas Co. Ltd.	59,200	736
[1]	Shoei Co. Ltd.	55,100	736
	Ohsho Food Service Corp.	13,250	733
	Toyo Construction Co. Ltd.	83,170	733
	Advance Logistics Investment Corp.	844	733
	Adastria Co. Ltd.	31,372	731
	San-Ai Obbli Co. Ltd.	64,742	730
	Nichiha Corp.	36,068	725
	SKY Perfect JSAT Holdings Inc.	137,730	725
	Topre Corp.	49,712	724
	Mitsubishi Shokuhin Co. Ltd.	21,135	719
	Daio Paper Corp.	95,366	718
	Hosiden Corp.	58,434	717

		Shares	Market Value ($000)
	SOSiLA Logistics REIT Inc.	881	715
	Chugoku Marine Paints Ltd.	56,136	714
	Kohnan Shoji Co. Ltd.	26,877	714
	Totetsu Kogyo Co. Ltd.	34,770	714
	Senshu Ikeda Holdings Inc.	308,364	714
	Exedy Corp.	36,963	709
	JAFCO Group Co. Ltd.	59,765	709
	Oki Electric Industry Co. Ltd.	100,810	708
	Starts Corp. Inc.	34,360	705
	Systena Corp.	348,520	704
	Komeri Co. Ltd.	31,370	703
	Okinawa Cellular Telephone Co.	28,756	701
	Musashino Bank Ltd.	37,051	698
	Hokkoku Financial Holdings Inc.	23,384	696
	Hiday Hidaka Corp.	34,349	692
	ARCLANDS Corp.	60,176	689
	MOS Food Services Inc.	29,486	686
	Bank of Nagoya Ltd.	18,218	685
	Restar Holdings Corp.	32,827	680
	Noevir Holdings Co. Ltd.	19,127	680
	Ariake Japan Co. Ltd.	21,117	677
	Gunze Ltd.	18,422	673
	Meiko Electronics Co. Ltd.	24,718	673
	en japan Inc.	36,300	671
	Takara Standard Co. Ltd.	56,081	670
[1]	Nextage Co. Ltd.	44,500	670
	ASKUL Corp.	49,510	669
	JCU Corp.	26,498	669
	Awa Bank Ltd.	39,823	668
[1]	JMDC Inc.	25,200	667
	Japan Lifeline Co. Ltd.	74,508	665
[1]	Matsui Securities Co. Ltd.	118,023	663
*	HIS Co. Ltd.	54,348	660
	West Holdings Corp.	28,614	658
[1]	Enplas Corp.	8,051	654
	Nanto Bank Ltd.	36,121	653
	Shibaura Machine Co. Ltd.	26,893	652
	Tocalo Co. Ltd.	61,156	651
	Arata Corp.	29,098	646
	Mizuno Corp.	21,615	645
	Mitsubishi Pencil Co. Ltd.	47,392	644
	Yuasa Trading Co. Ltd.	19,226	641
	KH Neochem Co. Ltd.	41,037	640
	Simplex Holdings Inc.	35,100	640
	Tsurumi Manufacturing Co. Ltd.	25,904	639
	Transcosmos Inc.	30,577	638
	San-A Co. Ltd.	20,616	637
	Fuso Chemical Co. Ltd.	22,612	637
	Yamazen Corp.	74,392	636
	GungHo Online Entertainment Inc.	37,634	633
	Keiyo Bank Ltd.	129,153	632
	Fuji Media Holdings Inc.	53,284	631
[1]	Npr Riken Corp.	34,720	631
	Infomart Corp.	234,332	629
	T Hasegawa Co. Ltd.	27,999	628
	Aoyama Trading Co. Ltd.	51,982	626
	Kanamoto Co. Ltd.	32,775	626
	Mochida Pharmaceutical Co. Ltd.	27,580	624

		Shares	Market Value ($000)
	Itochu Enex Co. Ltd.	58,088	622
	Kumiai Chemical Industry Co. Ltd.	108,537	622
	Create SD Holdings Co. Ltd.	28,599	622
	Idec Corp.	30,979	620
	Nichicon Corp.	70,814	619
	Sumitomo Pharma Co. Ltd.	210,362	618
	Bando Chemical Industries Ltd.	51,903	616
	Toshiba TEC Corp.	29,687	616
	Kura Sushi Inc.	22,910	614
	Funai Soken Holdings Inc.	35,256	614
	Nagawa Co. Ltd.	12,700	613
	Tamron Co. Ltd.	16,127	611
	KeePer Technical Laboratory Co. Ltd.	13,826	610
	Chudenko Corp.	32,282	609
	Toyo Tanso Co. Ltd.	18,035	609
	Ogaki Kyoritsu Bank Ltd.	45,119	604
	MCJ Co. Ltd.	71,808	602
	Raiznext Corp.	56,423	600
	Nippon Pillar Packing Co. Ltd.	18,200	598
	Fuji Seal International Inc.	50,503	596
[1]	Tokyotokeiba Co. Ltd.	18,730	587
	SWCC Corp.	28,399	585
	Taihei Dengyo Kaisha Ltd.	19,330	584
	ZERIA Pharmaceutical Co. Ltd.	42,105	583
	Mitsui E&S Co. Ltd.	113,357	583
	Wakita & Co. Ltd.	53,799	583
	Ryobi Ltd.	31,477	580
	Sakata INX Corp.	60,106	580
	Kyorin Pharmaceutical Co. Ltd.	47,987	580
	Life Corp.	22,810	579
	Okamoto Industries Inc.	17,029	577
	Megachips Corp.	17,817	575
	Elecom Co. Ltd.	49,422	575
	Sekisui Jushi Corp.	33,371	575
	Valqua Ltd.	18,831	573
	Musashi Seimitsu Industry Co. Ltd.	50,404	572
	Ichigo Inc.	213,343	569
	Nippon Densetsu Kogyo Co. Ltd.	41,038	569
	Seiko Group Corp.	31,593	564
	One REIT Inc.	305	561
	SBI Sumishin Net Bank Ltd.	48,600	560
	Nitta Corp.	21,611	559
	Hamakyorex Co. Ltd.	20,029	558
	Noritsu Koki Co. Ltd.	24,705	558
	Kisoji Co. Ltd.	30,700	557
	Nittetsu Mining Co. Ltd.	15,544	554
	Orient Corp.	73,474	554
	Ricoh Leasing Co. Ltd.	16,137	554
	Mitsuuroko Group Holdings Co. Ltd.	53,000	553
	Prima Meat Packers Ltd.	33,765	552
	SAMTY Co. Ltd.	32,400	552
	Konishi Co. Ltd.	57,560	551
	Nishio Holdings Co. Ltd.	20,133	551
	Fujimori Kogyo Co. Ltd.	19,930	550
	Hyakujushi Bank Ltd.	32,678	550
	CTI Engineering Co. Ltd.	13,800	549
*,1	PKSHA Technology Inc.	20,988	549
	Iriso Electronics Co. Ltd.	23,307	545

		Shares	Market Value ($000)
	Maruzen Showa Unyu Co. Ltd.	19,738	545
	Mirai Corp.	1,783	545
	Token Corp.	8,466	543
	Bunka Shutter Co. Ltd.	54,248	540
	Strike Co. Ltd.	16,730	540
	Shibaura Mechatronics Corp.	11,400	540
	Nippon Seiki Co. Ltd.	57,991	538
	Ringer Hut Co. Ltd.	32,398	536
	Nomura Co. Ltd.	90,340	534
	Bell System24 Holdings Inc.	43,748	533
	Takara Leben Real Estate Investment Corp.	749	533
	FCC Co. Ltd.	40,838	532
	Premium Group Co. Ltd.	44,100	532
	Riso Kagaku Corp.	26,283	531
	Usen-Next Holdings Co. Ltd.	18,294	531
	Kosaido Holdings Co. Ltd.	104,700	531
	JCR Pharmaceuticals Co. Ltd.	71,932	530
	Shinmaywa Industries Ltd.	63,829	530
	Maeda Kosen Co. Ltd.	24,300	530
	Towa Pharmaceutical Co. Ltd.	30,180	528
*,1	euglena Co. Ltd.	111,908	524
[1]	Tsuburaya Fields Holdings Inc.	42,442	523
	Hioki EE Corp.	11,759	522
	Pacific Industrial Co. Ltd.	53,792	522
	Toa Corp.	19,718	521
[1]	Toyo Gosei Co. Ltd.	8,900	521
	Heiwado Co. Ltd.	34,762	519
	Tosei Corp.	35,873	518
	Star Micronics Co. Ltd.	43,443	518
	Yamae Group Holdings Co. Ltd.	23,300	518
	Sinfonia Technology Co. Ltd.	32,378	517
	Milbon Co. Ltd.	21,514	514
[1]	Toho Titanium Co. Ltd.	38,650	514
	Nippon Yakin Kogyo Co. Ltd.	15,931	513
	Fukushima Galilei Co. Ltd.	14,648	510
	Uchida Yoko Co. Ltd.	9,859	509
*	UT Group Co. Ltd.	31,700	508
	Nissha Co. Ltd.	45,728	507
	Nachi-Fujikoshi Corp.	21,713	506
	Sanyo Special Steel Co. Ltd.	29,477	506
	Earth Corp.	16,539	506
	Shin-Etsu Polymer Co. Ltd.	45,932	505
	Hakuto Co. Ltd.	12,145	503
	Fuji Co. Ltd.	37,216	502
	Aeon Delight Co. Ltd.	19,514	500
	Kurabo Industries Ltd.	23,504	500
	Tachibana Eletech Co. Ltd.	23,700	500
	YAMABIKO Corp.	44,447	498
	Central Glass Co. Ltd.	26,516	496
	Hogy Medical Co. Ltd.	20,496	494
	Doutor Nichires Holdings Co. Ltd.	33,471	494
	Maxell Ltd.	44,602	491
	S Foods Inc.	21,836	491
	Argo Graphics Inc.	16,700	490
	Nikkiso Co. Ltd.	66,720	490
	eGuarantee Inc.	37,600	490
	Siix Corp.	46,236	489
	Future Corp.	41,032	487

		Shares	Market Value ($000)
	JINS Holdings Inc.	17,230	486
	AZ-COM Maruwa Holdings Inc.	47,188	486
	I'll Inc.	21,900	486
	Retail Partners Co. Ltd.	41,000	485
	Morita Holdings Corp.	44,916	485
	Tachi-S Co. Ltd.	36,071	485
	Nippon Signal Company Ltd.	75,521	482
	MEC Co. Ltd.	15,946	482
	Marusan Securities Co. Ltd.	75,429	481
	Mitsui DM Sugar Holdings Co. Ltd.	20,929	481
	Eiken Chemical Co. Ltd.	38,456	479
	Nissan Shatai Co. Ltd.	72,610	479
*	RENOVA Inc.	55,600	478
	Sumitomo Mitsui Construction Co. Ltd.	170,132	477
	Asanuma Corp.	15,900	476
	Geo Holdings Corp.	29,064	475
	Sinko Industries Ltd.	22,909	473
	TOMONY Holdings Inc.	171,808	473
	Daiichi Jitsugyo Co. Ltd.	36,771	470
	Zojirushi Corp.	48,598	470
	Takara Bio Inc.	55,186	469
	Nagaileben Co. Ltd.	29,383	466
	TPR Co. Ltd.	34,872	466
	Shibuya Corp.	27,104	461
	Tokyu Construction Co. Ltd.	82,580	460
	Infocom Corp.	27,715	460
	Shizuoka Gas Co. Ltd.	67,138	459
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	459
	Optex Group Co. Ltd.	36,968	459
	Yellow Hat Ltd.	36,966	459
	Furuno Electric Co. Ltd.	31,889	458
	Roland Corp.	13,800	458
	Piolax Inc.	26,988	457
	Ryoyo Electro Corp.	17,906	457
	Sintokogio Ltd.	61,578	454
	Onward Holdings Co. Ltd.	123,059	452
[1]	DyDo Group Holdings Inc.	22,439	451
	Keihanshin Building Co. Ltd.	44,531	450
	Takasago International Corp.	18,833	450
	Genky DrugStores Co. Ltd.	9,900	450
	Hirata Corp.	9,815	449
*	Raksul Inc.	57,900	449
	Furukawa Co. Ltd.	34,147	448
	Shoei Foods Corp.	14,741	448
	Belc Co. Ltd.	10,458	447
	ESPEC Corp.	26,212	446
	Axial Retailing Inc.	15,934	441
	Krosaki Harima Corp.	5,281	441
	United Super Markets Holdings Inc.	64,135	441
	Procrea Holdings Inc.	34,010	439
	Torishima Pump Manufacturing Co. Ltd.	25,601	438
*	Nippon Sheet Glass Co. Ltd.	105,882	437
	Transaction Co. Ltd.	26,100	436
	Base Co. Ltd.	19,600	434
	Noritz Corp.	41,141	433
	Pasona Group Inc.	23,720	433
	Cybozu Inc.	28,688	431
	Komori Corp.	48,087	431

		Shares	Market Value ($000)
	Starts Proceed Investment Corp.	312	431
	Kameda Seika Co. Ltd.	15,138	430
	Altech Corp.	22,100	430
	Nafco Co. Ltd.	28,400	430
	Aida Engineering Ltd.	75,434	429
	Avex Inc.	44,755	429
	Konoike Transport Co. Ltd.	32,259	429
[1]	Septeni Holdings Co. Ltd.	128,100	429
	Shikoku Kasei Holdings Corp.	34,644	428
	Mandom Corp.	49,027	427
	Zuken Inc.	15,635	427
	BML Inc.	22,003	425
	Japan Pulp & Paper Co. Ltd.	12,349	423
	Torii Pharmaceutical Co. Ltd.	16,542	422
	Nichireki Co. Ltd.	24,800	422
	Matsuyafoods Holdings Co. Ltd.	10,463	421
	Nippon Kanzai Holdings Co. Ltd.	23,525	420
[1]	OSAKA Titanium Technologies Co. Ltd.	22,114	418
	Toho Bank Ltd.	196,850	417
	Nippon Ceramic Co. Ltd.	22,910	415
	United Arrows Ltd.	31,378	411
	Sun Frontier Fudousan Co. Ltd.	34,404	411
	Sanyo Denki Co. Ltd.	9,859	410
[1]	Teikoku Sen-I Co. Ltd.	27,103	409
	Tsugami Corp.	50,662	409
	METAWATER Co. Ltd.	28,096	409
	Mitani Sekisan Co. Ltd.	11,900	409
	Meisei Industrial Co. Ltd.	51,784	408
	Bank of the Ryukyus Ltd.	51,042	407
	Kamei Corp.	30,896	406
	Oiles Corp.	28,071	406
	Tama Home Co. Ltd.	14,700	406
	Okinawa Electric Power Co. Inc.	51,144	405
	Sanyo Chemical Industries Ltd.	13,852	405
	Okinawa Financial Group Inc.	23,580	405
	Aeon Hokkaido Corp.	62,300	404
	PHC Holdings Corp.	38,900	403
[1]	Health Care & Medical Investment Corp.	450	402
	Hosokawa Micron Corp.	12,842	401
	Shima Seiki Manufacturing Ltd.	39,468	401
	WingArc1st Inc.	21,100	401
*	Chiyoda Corp.	174,308	400
	KFC Holdings Japan Ltd.	17,434	400
	Dip Corp.	23,406	400
	Tsukishima Holdings Co. Ltd.	43,437	400
	Yamanashi Chuo Bank Ltd.	33,156	397
	Ishihara Sangyo Kaisha Ltd.	37,039	396
	Tosei REIT Investment Corp.	410	396
	Topy Industries Ltd.	20,118	395
	Seikitokyu Kogyo Co. Ltd.	30,800	395
	Takamatsu Construction Group Co. Ltd.	19,629	394
	Press Kogyo Co. Ltd.	89,993	394
	Prestige International Inc.	95,806	393
	Totech Corp.	10,400	391
	Hibiya Engineering Ltd.	22,195	387
	Nippon Carbon Co. Ltd.	12,751	387
[1]	TSI Holdings Co. Ltd.	83,184	387
	Management Solutions Co. Ltd.	19,126	387

		Shares	Market Value ($000)
	Digital Arts Inc.	11,256	386
	NS United Kaiun Kaisha Ltd.	10,955	385
	ASKA Pharmaceutical Holdings Co. Ltd.	28,704	385
	Bank of Iwate Ltd.	21,924	384
	Sumitomo Densetsu Co. Ltd.	18,535	383
	ASAHI YUKIZAI Corp.	13,744	382
	Obara Group Inc.	14,045	382
	Starzen Co. Ltd.	20,632	381
	Nohmi Bosai Ltd.	25,000	378
	Komehyo Holdings Co. Ltd.	12,500	374
	Teikoku Electric Manufacturing Co. Ltd.	18,718	373
	Futaba Industrial Co. Ltd.	61,929	373
	Dai-Dan Co. Ltd.	33,638	373
	Integrated Design & Engineering Holdings Co. Ltd.	15,335	373
	Daiwa Industries Ltd.	34,777	371
*	Fujita Kanko Inc.	8,165	371
	Sato Holdings Corp.	25,093	369
	Universal Entertainment Corp.	25,490	369
	AOKI Holdings Inc.	46,223	368
	Mimasu Semiconductor Industry Co. Ltd.	17,034	367
	Sakai Moving Service Co. Ltd.	19,318	367
	Mirarth Holdings Inc.	108,712	364
	Anicom Holdings Inc.	91,336	363
*	Modec Inc.	23,209	362
	Broadleaf Co. Ltd.	87,826	362
	Osaka Organic Chemical Industry Ltd.	18,200	362
	Eagle Industry Co. Ltd.	31,176	361
	Chofu Seisakusho Co. Ltd.	25,011	358
	GLOBERIDE Inc.	25,400	358
	Doshisha Co. Ltd.	23,697	357
	Joshin Denki Co. Ltd.	21,414	357
	JAC Recruitment Co. Ltd.	78,236	357
	Pack Corp.	15,446	356
	Yokorei Co. Ltd.	46,827	356
	Fujibo Holdings Inc.	12,249	354
	Curves Holdings Co. Ltd.	76,368	354
	Furuya Metal Co. Ltd.	5,700	354
	IDOM Inc.	59,153	353
	Riken Technos Corp.	60,093	353
	Sumitomo Seika Chemicals Co. Ltd.	9,959	353
	Yonex Co. Ltd.	43,428	353
	Sumitomo Riko Co. Ltd.	40,933	352
	Senshu Electric Co. Ltd.	13,762	350
	Kyoei Steel Ltd.	24,302	349
[1]	Samty Residential Investment Corp.	479	349
	Roland DG Corp.	13,246	348
	Change Holdings Inc.	37,700	347
	Happinet Corp.	17,534	346
	Saibu Gas Holdings Co. Ltd.	26,392	346
	Alconix Corp.	35,820	345
	Sanyo Electric Railway Co. Ltd.	23,223	344
	Chubu Steel Plate Co. Ltd.	20,300	344
	Tokai Corp.	24,018	343
	San ju San Financial Group Inc.	26,173	343
	HI-LEX Corp.	32,500	342
	J Trust Co. Ltd.	104,943	340
	J-Oil Mills Inc.	24,516	340
	Riken Vitamin Co. Ltd.	21,728	340

		Shares	Market Value ($000)
	France Bed Holdings Co. Ltd.	35,898	340
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	339
	TV Asahi Holdings Corp.	28,400	339
	Godo Steel Ltd.	9,658	338
[1]	ESCON Japan REIT Investment Corp.	419	337
	Koshidaka Holdings Co. Ltd.	52,768	336
	Sankei Real Estate Inc.	528	336
[1]	Tanseisha Co. Ltd.	58,649	335
	Aisan Industry Co. Ltd.	35,651	333
	Aiphone Co. Ltd.	16,645	333
	Icom Inc.	13,200	333
	Sumida Corp.	42,955	333
	Miyazaki Bank Ltd.	17,571	332
	TOC Co. Ltd.	69,192	332
	Yurtec Corp.	42,051	332
	Sun Corp.	20,300	332
	VT Holdings Co. Ltd.	91,894	331
	Yahagi Construction Co. Ltd.	33,286	331
	Oriental Shiraishi Corp.	131,929	330
	Koa Corp.	32,069	328
	SBS Holdings Inc.	19,400	328
[1]	Fixstars Corp.	28,600	327
	Sparx Group Co. Ltd.	26,580	327
*	ES-Con Japan Ltd.	47,400	326
	Katakura Industries Co. Ltd.	28,300	326
	Kurimoto Ltd.	13,345	326
	Toenec Corp.	9,868	324
	Comture Corp.	26,100	323
	Yondoshi Holdings Inc.	23,618	322
	Asahi Diamond Industrial Co. Ltd.	54,260	321
	Daikokutenbussan Co. Ltd.	5,677	321
*,1	W-Scope Corp.	61,783	319
	Oyo Corp.	21,602	318
	Shinko Shoji Co. Ltd.	37,530	317
	Halows Co. Ltd.	10,661	316
[1]	Daikoku Denki Co. Ltd.	12,500	316
	Trancom Co. Ltd.	6,672	316
	Nippon Fine Chemical Co. Ltd.	16,000	316
	Nippon Road Co. Ltd.	21,770	314
	Qol Holdings Co. Ltd.	26,127	314
	Elan Corp.	43,800	314
	MARUKA FURUSATO Corp.	18,900	314
	Denyo Co. Ltd.	20,229	312
	Fujicco Co. Ltd.	22,701	312
	Oita Bank Ltd.	17,029	312
	Gree Inc.	78,439	312
	T-Gaia Corp.	23,004	311
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	310
	TRE Holdings Corp.	36,600	310
	Nichiden Corp.	16,540	308
	Canon Electronics Inc.	21,516	306
	Matsuya Co. Ltd.	47,819	306
*	Kappa Create Co. Ltd.	25,493	305
	Union Tool Co.	13,256	305
	Sala Corp.	56,200	305
	RS Technologies Co. Ltd.	15,600	303
	Chubu Shiryo Co. Ltd.	36,879	301
	Giken Ltd.	20,537	301

		Shares	Market Value ($000)
	Weathernews Inc.	8,274	300
	Itochu-Shokuhin Co. Ltd.	5,876	300
	Okabe Co. Ltd.	55,111	300
	Kanto Denka Kogyo Co. Ltd.	49,787	298
	SRA Holdings	11,568	297
	Kyokuyo Co. Ltd.	11,057	296
	Alpen Co. Ltd.	21,428	295
	COLOPL Inc.	69,082	295
	Cosel Co. Ltd.	29,197	294
	Mitsuba Corp.	39,939	294
	Shinnihon Corp.	35,782	294
	World Co. Ltd.	24,800	294
	Shibusawa Warehouse Co. Ltd.	13,756	292
	Unipres Corp.	41,920	292
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	292
	GMO Financial Holdings Inc.	57,100	292
	Aichi Steel Corp.	12,647	291
	Sinanen Holdings Co. Ltd.	10,360	291
	G-Tekt Corp.	23,304	290
	Nippon Thompson Co. Ltd.	72,394	290
	LITALICO Inc.	19,800	289
[1]	Computer Engineering & Consulting Ltd.	26,028	288
	Hokuto Corp.	23,605	288
	Chori Co. Ltd.	14,152	286
	Ryoden Corp.	15,740	285
	BRONCO BILLY Co. Ltd.	12,559	285
*	Demae-Can Co. Ltd.	99,700	284
	Seikagaku Corp.	53,522	280
	Vital KSK Holdings Inc.	35,842	279
	Proto Corp.	31,300	279
	Tamura Corp.	77,347	278
	St. Marc Holdings Co. Ltd.	17,934	278
	Arisawa Manufacturing Co. Ltd.	36,500	278
	Fukui Bank Ltd.	23,696	276
	Marudai Food Co. Ltd.	24,196	276
	Daikyonishikawa Corp.	55,145	276
	Tonami Holdings Co. Ltd.	8,569	275
	Ehime Bank Ltd.	38,341	274
	Mars Group Holdings Corp.	14,458	273
*	giftee Inc.	24,741	271
	Aichi Corp.	35,882	270
	Dai Nippon Toryo Co. Ltd.	34,186	269
[1]	Shin Nippon Biomedical Laboratories Ltd.	23,210	269
	CMK Corp.	52,181	268
	TechMatrix Corp.	25,100	268
*,1	Oisix ra daichi Inc.	28,354	268
	Yamagata Bank Ltd.	35,358	267
*	Fujio Food Group Inc.	26,800	267
	Moriroku Holdings Co. Ltd.	14,100	267
	Fudo Tetra Corp.	16,871	266
	Gakken Holdings Co. Ltd.	38,512	266
	Daiki Aluminium Industry Co. Ltd.	31,435	266
	Shikoku Bank Ltd.	38,236	265
	Stella Chemifa Corp.	12,059	263
	Ines Corp.	24,888	263
	Anest Iwata Corp.	29,750	262
	Sagami Holdings Corp.	25,411	261
	Japan Transcity Corp.	61,076	261

		Shares	Market Value ($000)
	Insource Co. Ltd.	46,200	261
	JSB Co. Ltd.	14,600	261
	Goldcrest Co. Ltd.	16,326	260
	Ichiyoshi Securities Co. Ltd.	49,538	260
	Sakai Chemical Industry Co. Ltd.	20,028	259
	Shin Nippon Air Technologies Co. Ltd.	15,000	259
	Daito Pharmaceutical Co. Ltd.	19,415	259
	Fukuda Corp.	6,976	258
	Neturen Co. Ltd.	35,940	257
	Toyo Corp.	26,295	257
	Hoosiers Holdings Co. Ltd.	32,400	257
*,1	SRE Holdings Corp.	11,383	257
	NEC Capital Solutions Ltd.	10,266	256
	Yokowo Co. Ltd.	26,240	255
	Abalance Corp.	13,900	255
	Matsuda Sangyo Co. Ltd.	13,643	254
	Miroku Jyoho Service Co. Ltd.	20,512	254
	CI Takiron Corp.	57,420	253
	Akita Bank Ltd.	18,324	252
	Fuji Pharma Co. Ltd.	18,900	252
	Mie Kotsu Group Holdings Inc.	58,836	251
*	M&A Research Institute Holdings Inc.	7,040	251
	Toyo Kanetsu KK	8,460	250
	FULLCAST Holdings Co. Ltd.	20,596	249
	Toa Corp. (XTKS)	31,897	248
	gremz Inc.	17,300	248
	Key Coffee Inc.	17,722	247
	Feed One Co. Ltd.	41,268	247
	Nissei ASB Machine Co. Ltd.	8,463	246
	Onoken Co. Ltd.	19,930	246
	KPP Group Holdings Co. Ltd.	49,771	245
	Fujiya Co. Ltd.	14,551	244
	Avant Group Corp.	25,000	244
	Belluna Co. Ltd.	56,377	243
	Ki-Star Real Estate Co. Ltd.	10,300	243
	Osaka Steel Co. Ltd.	15,548	242
	Towa Bank Ltd.	55,947	242
	Cawachi Ltd.	13,146	241
	Inageya Co. Ltd.	27,865	239
	Tsubaki Nakashima Co. Ltd.	46,402	238
	Rock Field Co. Ltd.	21,512	237
	Kenko Mayonnaise Co. Ltd.	19,838	236
	Wellneo Sugar Co. Ltd.	14,900	235
	Sodick Co. Ltd.	48,714	234
	Tayca Corp.	24,788	234
	M&A Capital Partners Co. Ltd.	15,144	233
*	Vision Inc.	29,313	233
	Koatsu Gas Kogyo Co. Ltd.	39,573	232
[1]	eRex Co. Ltd.	41,761	232
	K&O Energy Group Inc.	15,136	231
	Hokkaido Gas Co. Ltd.	14,349	230
	Kawada Technologies Inc.	4,480	230
	JP-Holdings Inc.	73,645	229
	Pressance Corp.	20,263	229
	Raysum Co. Ltd.	9,300	229
	SIGMAXYZ Holdings Inc.	24,300	228
	Elematec Corp.	18,728	227
	Tochigi Bank Ltd.	106,142	227

		Shares	Market Value ($000)
[1]	Carta Holdings Inc.	22,300	227
	Nippon Denko Co. Ltd.	114,876	226
	Xebio Holdings Co. Ltd.	33,598	223
[1]	JM Holdings Co. Ltd.	14,700	223
	Nittoku Co. Ltd.	17,600	222
	Rheon Automatic Machinery Co. Ltd.	21,186	221
	Mitsubishi Research Institute Inc.	6,571	220
	Hodogaya Chemical Co. Ltd.	8,773	217
[1]	Takatori Corp.	7,112	217
	Daiho Corp.	8,224	216
	Okura Industrial Co. Ltd.	11,164	216
	Kyokuto Securities Co. Ltd.	31,200	215
	Vector Inc.	26,594	214
	Ichikoh Industries Ltd.	53,344	211
	Seika Corp.	9,954	211
	Zenrin Co. Ltd.	35,095	211
	Macromill Inc.	38,887	210
	Tokushu Tokai Paper Co. Ltd.	7,860	210
	Achilles Corp.	19,530	208
	Nissin Corp.	11,249	208
	Tenma Corp.	13,434	207
	Shinwa Co. Ltd.	12,349	206
	Nippon Parking Development Co. Ltd.	164,510	205
	YAKUODO Holdings Co. Ltd.	11,552	203
[1]	Gamecard-Joyco Holdings Inc.	12,500	203
*	Nippon Chemi-Con Corp.	22,196	202
	Sanoh Industrial Co. Ltd.	35,598	202
	Tekken Corp.	13,742	202
	ZIGExN Co. Ltd.	56,500	202
[1]	Snow Peak Inc.	33,400	202
	Fukui Computer Holdings Inc.	11,369	201
[1]	YA-MAN Ltd.	28,870	198
	Chiyoda Integre Co. Ltd.	10,546	197
	FIDEA Holdings Co. Ltd.	17,890	196
	Nihon Nohyaku Co. Ltd.	41,781	195
	Osaki Electric Co. Ltd.	41,910	195
	World Holdings Co. Ltd.	9,600	195
	WDB Holdings Co. Ltd.	12,376	195
	Link & Motivation Inc.	51,600	194
	Fukuda Denshi Co. Ltd.	3,632	194
	Honeys Holdings Co. Ltd.	17,130	192
	SB Technology Corp.	11,200	189
[1]	Pharma Foods International Co. Ltd.	27,406	187
	DKK Co. Ltd.	11,646	185
	Futaba Corp.	52,900	185
	Hokkan Holdings Ltd.	15,555	185
*,1	Istyle Inc.	65,976	185
	Kintetsu Department Store Co. Ltd.	10,658	184
	LEC Inc.	25,884	184
	Komatsu Matere Co. Ltd.	32,943	183
	Kyosan Electric Manufacturing Co. Ltd.	57,883	182
	Iseki & Co. Ltd.	22,631	179
	Kansai Food Market Ltd.	18,112	179
	Rokko Butter Co. Ltd.	19,544	179
	Tokyo Rakutenchi Co. Ltd.	3,900	177
	Tomoku Co. Ltd.	10,856	177
*,1	PIA Corp.	7,671	176
*	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	176

		Shares	Market Value ($000)
	Maxvalu Tokai Co. Ltd.	8,000	176
	Hochiki Corp.	13,000	175
	Kanaden Corp.	16,616	175
	V Technology Co. Ltd.	9,458	174
	Nagatanien Holdings Co. Ltd.	11,448	174
	Akatsuki Inc.	9,700	174
	Riso Kyoiku Co. Ltd.	104,400	172
	Nitto Kohki Co. Ltd.	12,950	172
	Sankyo Tateyama Inc.	27,877	171
	Takaoka Toko Co. Ltd.	10,552	171
	DKS Co. Ltd.	10,000	171
	Shindengen Electric Manufacturing Co. Ltd.	7,964	170
	Daido Metal Co. Ltd.	45,634	169
	EM Systems Co. Ltd.	35,600	169
	Softcreate Holdings Corp.	14,396	169
	Marvelous Inc.	33,169	168
	Sankyo Seiko Co. Ltd.	33,535	168
	Taki Chemical Co. Ltd.	7,800	167
	Midac Holdings Co. Ltd.	13,435	167
	Chiyoda Co. Ltd.	27,087	165
[1]	Remixpoint Inc.	140,784	165
	Kyodo Printing Co. Ltd.	7,165	164
	Yukiguni Maitake Co. Ltd.	25,000	164
	Okuwa Co. Ltd.	27,177	163
	Ebase Co. Ltd.	33,400	163
	Nippon Rietec Co. Ltd.	18,500	163
	Bank of Saga Ltd.	12,244	162
[1]	Airtrip Corp.	13,100	161
	ValueCommerce Co. Ltd.	18,600	159
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	158
	m-up Holdings Inc.	23,400	158
	Advan Group Co. Ltd.	20,987	155
	Alpha Systems Inc.	7,367	155
*	KNT-CT Holdings Co. Ltd.	17,349	155
*	Pacific Metals Co. Ltd.	16,133	155
	Solasto Corp.	39,700	155
	Intage Holdings Inc.	12,950	153
	Plus Alpha Consulting Co. Ltd.	8,718	152
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	151
	G-7 Holdings Inc.	17,700	151
	Nihon Tokushu Toryo Co. Ltd.	16,700	150
	JDC Corp.	40,500	150
	JSP Corp.	11,248	149
	Nichiban Co. Ltd.	12,500	147
[1]	CMIC Holdings Co. Ltd.	8,158	146
*	Optim Corp.	22,782	146
*	Nippon Coke & Engineering Co. Ltd.	169,322	145
[1]	Ministop Co. Ltd.	13,744	142
	Melco Holdings Inc.	6,359	142
	Maezawa Kyuso Industries Co. Ltd.	15,816	141
	S-Pool Inc.	67,060	141
	Pole To Win Holdings Inc.	41,200	140
	Inaba Seisakusho Co. Ltd.	13,563	139
	CTS Co. Ltd.	29,491	139
	Studio Alice Co. Ltd.	9,656	138
	Kojima Co. Ltd.	26,993	137
	Sanshin Electronics Co. Ltd.	8,300	136
[1]	Aeon Fantasy Co. Ltd.	7,870	135

		Shares	Market Value ($000)
	Tokyo Energy & Systems Inc.	18,910	132
	Yorozu Corp.	20,213	130
*	Jamco Corp.	11,855	129
	ST Corp.	12,249	128
	WATAMI Co. Ltd.	18,418	128
	Nihon Chouzai Co. Ltd.	13,438	128
	Nippon Sharyo Ltd.	8,068	127
[1]	Japan Best Rescue System Co. Ltd.	18,800	127
	CAC Holdings Corp.	10,247	125
	Taisei Lamick Co. Ltd.	6,174	125
	Hisaka Works Ltd.	18,602	124
	Digital Holdings Inc.	14,700	124
	Pronexus Inc.	13,931	122
	FP Partner Inc.	2,900	121
	Tv Tokyo Holdings Corp.	5,674	119
	Central Security Patrols Co. Ltd.	6,802	117
	Arakawa Chemical Industries Ltd.	15,422	114
*,1	Sourcenext Corp.	113,100	113
	Oro Co. Ltd.	5,700	113
	Shimizu Bank Ltd.	10,263	112
	Optorun Co. Ltd.	9,700	112
	GMO GlobalSign Holdings KK	5,811	111
	Asahi Co. Ltd.	12,343	109
	FAN Communications Inc.	39,703	108
	IR Japan Holdings Ltd.	10,000	107
	Sekisui Kasei Co. Ltd.	30,982	106
	Toho Zinc Co. Ltd.	13,438	104
	Medical Data Vision Co. Ltd.	23,826	104
	Furukawa Battery Co. Ltd.	16,763	104
	Inui Global Logistics Co. Ltd.	13,803	104
	Fuso Pharmaceutical Industries Ltd.	6,867	103
	BrainPad Inc.	13,140	103
	Lifedrink Co. Inc.	2,680	103
	Artnature Inc.	19,006	102
	Amuse Inc.	9,354	101
*,1	Japan Display Inc.	729,539	99
	Shimojima Co. Ltd.	11,000	98
	Aruhi Corp.	16,800	98
	MTI Ltd.	24,078	97
	I-PEX Inc.	7,966	97
	Yamashin-Filter Corp.	42,099	95
	Nisso Holdings Co. Ltd.	16,400	95
	TOA ROAD Corp.	1,978	95
	Tosho Co. Ltd.	15,231	93
[1]	Kitanotatsujin Corp.	59,400	93
	Hito Communications Holdings Inc.	11,053	90
	Central Sports Co. Ltd.	5,146	87
	Corona Corp.	13,240	86
[1]	Kamakura Shinsho Ltd.	20,300	86
*,1	TerraSky Co. Ltd.	8,390	86
	Nihon Trim Co. Ltd.	3,879	84
	LIFULL Co. Ltd.	63,939	84
	Tokyo Base Co. Ltd.	38,100	83
	Cleanup Corp.	16,030	82
[1]	Daisyo Corp.	8,858	81
	Tsutsumi Jewelry Co. Ltd.	5,600	81
*,1	Open Door Inc.	13,600	79
	MedPeer Inc.	16,688	79

		Shares	Market Value ($000)
	Shinagawa Refractories Co. Ltd.	5,800	79
	Chuo Spring Co. Ltd.	15,928	78
	Gecoss Corp.	9,850	78
	Mirai Industry Co. Ltd.	2,500	78
	Yushin Precision Equipment Co. Ltd.	16,804	77
	Taiho Kogyo Co. Ltd.	13,235	76
*	Atrae Inc.	15,976	76
	Nakayama Steel Works Ltd.	12,629	75
	Enigmo Inc.	30,700	75
*	Kourakuen Holdings Corp.	8,557	74
	Tess Holdings Co. Ltd.	23,700	74
	Direct Marketing MiX Inc.	24,000	71
	Genki Sushi Co. Ltd.	2,577	70
*	Gunosy Inc.	14,300	68
	Ohara Inc.	8,300	67
*	FDK Corp.	14,764	66
	JBCC Holdings Inc.	2,500	65
*	Akebono Brake Industry Co. Ltd.	82,576	64
	Fibergate Inc.	9,826	64
*	Media Do Co. Ltd.	7,430	63
	Tokyo Individualized Educational Institute Inc.	20,004	61
	Raccoon Holdings Inc.	13,247	60
	Ubicom Holdings Inc.	5,800	59
	Airport Facilities Co. Ltd.	13,515	57
	Japan Medical Dynamic Marketing Inc.	11,155	57
*	Net Protections Holdings Inc.	48,500	57
*	RPA Holdings Inc.	30,622	55
	Itoki Corp.	5,300	54
	Takamiya Co. Ltd.	16,400	54
*	CHIMNEY Co. Ltd.	5,300	52
*	Taiko Pharmaceutical Co. Ltd.	22,831	48
	Hokuetsu Industries Co. Ltd.	2,700	48
*	Gurunavi Inc.	26,284	47
	Kanamic Network Co. Ltd.	16,700	47
	Wowow Inc.	5,849	45
	Linical Co. Ltd.	9,651	34
	Robot Home Inc.	21,000	24
*	COOKPAD Inc.	27,691	22
*	Right On Co. Ltd.	650	2
			5,775,634
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	697,913	10,080
	Auckland International Airport Ltd.	1,599,202	8,236
	Spark New Zealand Ltd.	2,242,950	7,277
	Infratil Ltd.	1,008,623	6,507
	Meridian Energy Ltd.	1,502,003	5,088
	Contact Energy Ltd.	962,687	4,745
	EBOS Group Ltd.	193,247	4,425
	Mainfreight Ltd.	97,895	4,284
	Mercury NZ Ltd.	829,392	3,421
*	a2 Milk Co. Ltd.	867,670	2,731
	Fletcher Building Ltd.	940,641	2,593
	Chorus Ltd.	531,797	2,585
*	Ryman Healthcare Ltd.	729,081	2,533
	Summerset Group Holdings Ltd.	278,112	1,865
	Goodman Property Trust	1,316,404	1,800
	Precinct Properties Group	1,648,907	1,252
	SKYCITY Entertainment Group Ltd.	956,239	1,105

		Shares	Market Value ($000)
	Freightways Group Ltd.	208,396	1,076
	Kiwi Property Group Ltd.	1,996,576	1,060
	Genesis Energy Ltd.	646,504	1,001
	Vital Healthcare Property Trust	602,655	817
	Air New Zealand Ltd.	1,917,991	744
	Vector Ltd.	306,993	703
	Argosy Property Ltd.	973,275	689
	Heartland Group Holdings Ltd.	711,078	603
	Stride Property Group	577,512	501
	Oceania Healthcare Ltd.	846,602	362
	Scales Corp. Ltd.	132,271	269
	SKY Network Television Ltd.	155,561	266
*	Synlait Milk Ltd.	93,262	46
			78,664
Singapore (2.9%)
	DBS Group Holdings Ltd.	2,210,813	52,364
	Oversea-Chinese Banking Corp. Ltd.	4,278,697	40,927
	United Overseas Bank Ltd.	1,480,990	31,217
	Singapore Telecommunications Ltd.	9,186,815	16,394
	CapitaLand Ascendas REIT	4,353,810	9,436
	CapitaLand Integrated Commercial Trust	6,199,571	9,242
	Keppel Corp. Ltd.	1,693,660	9,000
[1]	Singapore Airlines Ltd.	1,679,683	8,337
	Singapore Exchange Ltd.	998,618	6,973
	Capitaland Investment Ltd.	3,088,705	6,781
	Wilmar International Ltd.	2,546,616	6,236
	Genting Singapore Ltd.	7,088,394	5,323
	Singapore Technologies Engineering Ltd.	1,868,430	5,177
	Sembcorp Industries Ltd.	1,113,768	4,687
	Mapletree Logistics Trust	4,043,272	4,649
	Mapletree Industrial Trust	2,404,821	4,380
*	Seatrium Ltd.	48,923,763	3,631
	Venture Corp. Ltd.	322,716	3,215
	Mapletree Pan Asia Commercial Trust	2,761,237	2,990
	Frasers Logistics & Commercial Trust	3,438,056	2,862
	UOL Group Ltd.	596,497	2,770
	City Developments Ltd.	567,317	2,575
	ComfortDelGro Corp. Ltd.	2,458,304	2,557
[1]	Jardine Cycle & Carriage Ltd.	121,527	2,345
	Suntec REIT	2,611,166	2,308
	NetLink NBN Trust	3,562,800	2,243
*	SATS Ltd.	1,096,766	2,239
	Frasers Centrepoint Trust	1,304,943	2,232
	CapitaLand Ascott Trust	3,033,033	2,162
	Keppel REIT	3,045,634	2,095
	Keppel DC REIT	1,544,278	1,939
	Keppel Infrastructure Trust	4,800,109	1,804
	ESR-LOGOS REIT	7,571,335	1,748
	Parkway Life REIT	472,654	1,239
	iFAST Corp. Ltd.	199,200	1,092
[1]	Lendlease Global Commercial REIT	2,236,600	1,047
	Sheng Siong Group Ltd.	838,199	973
	Capitaland India Trust	1,233,634	964
[1]	Olam Group Ltd.	1,415,400	941
	Hutchison Port Holdings Trust	6,024,366	902
	Raffles Medical Group Ltd.	1,150,937	865
	PARAGON REIT	1,317,838	859
	CapitaLand China Trust	1,354,630	841

		Shares	Market Value ($000)
	CDL Hospitality Trusts	1,069,000	819
	AIMS APAC REIT	807,301	787
	Starhill Global REIT	1,848,801	709
	AEM Holdings Ltd.	347,200	691
	First Resources Ltd.	613,389	675
	Cromwell European REIT	404,780	611
	OUE Commercial REIT	2,849,016	603
	StarHub Ltd.	731,770	578
	Digital Core REIT Management Pte. Ltd.	863,200	555
	Far East Hospitality Trust	1,139,089	551
	Singapore Post Ltd.	1,759,429	537
	SIA Engineering Co. Ltd.	298,209	510
	UMS Holdings Ltd.	532,300	505
	Riverstone Holdings Ltd.	621,700	323
	First REIT	1,617,408	314
	Keppel Pacific Oak US REIT	975,100	272
[1]	Hour Glass Ltd.	232,000	264
	Silverlake Axis Ltd.	762,789	148
	Bumitama Agri Ltd.	313,047	143
	Manulife US REIT	2,020,275	120
	Prime US REIT	724,553	120
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	112
[1]	Nanofilm Technologies International Ltd.	213,000	109
*	Yoma Strategic Holdings Ltd.	1,105,047	52
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*,3	Eagle Hospitality Trust	700,500	—
			282,684
South Korea (11.6%)
	Samsung Electronics Co. Ltd. (XKRX)	5,803,976	315,370
	SK Hynix Inc.	656,407	65,733
	POSCO Holdings Inc.	91,059	28,891
	NAVER Corp.	174,857	26,075
	Celltrion Inc.	187,627	25,178
	Hyundai Motor Co.	167,593	24,376
*	Kia Corp.	296,821	22,799
	KB Financial Group Inc.	461,712	19,594
	LG Chem Ltd. (XKRX)	57,526	18,655
	Shinhan Financial Group Co. Ltd.	595,806	18,256
	Samsung SDI Co. Ltd. (XKRX)	64,146	17,802
	Kakao Corp.	369,972	14,468
*	LG Energy Solution Ltd.	48,560	13,783
*,2	Samsung Biologics Co. Ltd.	21,450	13,502
	Hana Financial Group Inc.	341,541	12,213
	Hyundai Mobis Co. Ltd.	75,481	11,832
	Samsung C&T Corp.	101,433	10,478
[1]	Ecopro BM Co. Ltd.	55,592	8,824
	LG Electronics Inc. (XKRX)	125,187	8,726
	Ecopro Co. Ltd.	23,226	8,663
	Woori Financial Group Inc.	796,498	8,258
	KT&G Corp.	121,155	8,228
*	Samsung Fire & Marine Insurance Co. Ltd.	39,646	7,845
	Samsung Electro-Mechanics Co. Ltd.	67,233	6,992
	LG Corp.	108,306	6,650
*	POSCO Future M Co. Ltd.	34,496	6,498
*	HLB Inc.	127,981	6,455
*	SK Innovation Co. Ltd.	72,089	6,282
	Meritz Financial Group Inc.	119,280	6,124
*	Doosan Enerbility Co. Ltd.	512,758	5,923

		Shares	Market Value ($000)
	SK Inc.	42,689	5,852
*	Krafton Inc.	34,774	5,576
	KakaoBank Corp.	258,124	5,246
	HMM Co. Ltd.	357,572	5,139
	Samsung SDS Co. Ltd.	43,678	4,967
	Samsung Life Insurance Co. Ltd.	90,486	4,702
	Korea Electric Power Corp.	313,781	4,653
[1]	Korea Zinc Co. Ltd.	12,931	4,581
*	SK Square Co. Ltd.	114,481	4,447
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	51,380	4,359
*	Samsung Heavy Industries Co. Ltd.	780,951	4,256
	Hanwha Aerospace Co. Ltd.	41,181	4,253
	Korean Air Lines Co. Ltd.	225,381	3,789
[1]	HYBE Co. Ltd.	24,904	3,755
	DB Insurance Co. Ltd.	53,245	3,512
	Hankook Tire & Technology Co. Ltd.	90,550	3,466
[1]	L&F Co. Ltd.	30,521	3,254
*	Samsung Engineering Co. Ltd.	192,608	3,213
*	Hanwha Solutions Corp.	126,926	3,153
	Korea Aerospace Industries Ltd.	83,427	3,143
[1]	Amorepacific Corp.	35,483	3,130
	Industrial Bank of Korea	332,300	3,118
*	Hyundai Glovis Co. Ltd.	22,615	2,961
	Yuhan Corp.	66,000	2,917
	NCSoft Corp.	19,393	2,862
	Coway Co. Ltd.	67,071	2,782
[1]	Posco DX Co. Ltd.	64,675	2,756
	HD Hyundai Co. Ltd.	51,046	2,721
*	CosmoAM&T Co. Ltd.	27,183	2,687
*	Hyundai Steel Co.	104,400	2,614
	S-Oil Corp.	50,173	2,551
*	SK Biopharmaceuticals Co. Ltd.	35,030	2,433
*	Alteogen Inc.	42,050	2,428
[1]	LG Display Co. Ltd.	276,596	2,404
[1]	LG Innotek Co. Ltd.	16,582	2,365
	Hyundai Engineering & Construction Co. Ltd.	90,832	2,351
*	Hanmi Semiconductor Co. Ltd.	53,830	2,348
	Hanmi Pharm Co. Ltd.	9,409	2,283
	Doosan Bobcat Inc.	59,459	2,264
	LG H&H Co. Ltd. (XKRX)	9,855	2,234
	Samsung Securities Co. Ltd.	78,919	2,218
*	Korea Investment Holdings Co. Ltd.	47,811	2,195
*	Posco International Corp.	55,780	2,190
*	Lotte Chemical Corp.	22,121	2,164
	Hanjin Kal Corp.	38,952	2,135
*	Kum Yang Co. Ltd.	36,450	2,129
*	Hanwha Ocean Co. Ltd.	126,920	2,086
	HD Hyundai Electric Co Ltd.	26,683	2,043
	LG Uplus Corp.	261,541	2,002
	Hyundai Heavy Industries Co. Ltd.	23,046	1,964
*	Celltrion Pharm Inc.	25,675	1,956
	CJ CheilJedang Corp. (XKRX)	8,912	1,946
	GS Holdings Corp.	55,293	1,918
	Mirae Asset Securities Co. Ltd.	325,409	1,913
	BNK Financial Group Inc.	334,224	1,880
	Fila Holdings Corp.	61,632	1,878
	Kumho Petrochemical Co. Ltd.	20,109	1,875
*	Hyundai Rotem Co. Ltd.	87,707	1,850

		Shares	Market Value ($000)
	Orion Corp.Republic of Korea	26,451	1,829
[1]	JYP Entertainment Corp.	32,072	1,805
	Hyundai Marine & Fire Insurance Co. Ltd.	71,023	1,804
*,1,2	SK IE Technology Co. Ltd.	31,862	1,766
	Hotel Shilla Co. Ltd.	37,796	1,646
	LEENO Industrial Inc.	10,710	1,593
[1]	DB HiTek Co. Ltd.	42,718	1,584
	Kangwon Land Inc.	134,710	1,511
	JB Financial Group Co. Ltd.	173,259	1,487
*	Hansol Chemical Co. Ltd.	9,818	1,470
	LS Corp.	20,715	1,409
*	SK Bioscience Co. Ltd.	29,550	1,404
*,1	E-MART Inc.	23,426	1,363
[1]	OCI Holdings Co. Ltd.	17,262	1,346
	DGB Financial Group Inc.	195,687	1,320
*,1	SKC Co. Ltd.	22,853	1,310
*	NH Investment & Securities Co. Ltd.	164,990	1,309
[1]	HPSP Co. Ltd.	39,022	1,308
	Youngone Corp.	36,047	1,294
[1]	Eo Technics Co. Ltd.	9,805	1,254
*,1	HLB Life Science Co. Ltd.	101,539	1,199
[1]	Hyundai Mipo Dockyard Co. Ltd.	23,523	1,186
	DL E&C Co. Ltd.	37,699	1,173
	IsuPetasys Co. Ltd.	56,923	1,162
	Cheil Worldwide Inc.	83,623	1,151
[1]	Shinsegae Inc.	8,923	1,151
	KIWOOM Securities Co. Ltd.	15,575	1,126
*,1,2	Netmarble Corp.	25,737	1,122
	NongShim Co. Ltd.	3,831	1,085
	CJ Corp.	15,295	1,074
	BGF retail Co. Ltd.	10,024	1,061
	HL Mando Co. Ltd.	39,648	1,041
*	Enchem Co. Ltd.	8,548	1,037
[1]	Dongjin Semichem Co. Ltd.	35,951	1,035
*	Hanall Biopharma Co. Ltd.	44,337	1,023
*,1	Rainbow Robotics	9,516	1,021
[1]	Jusung Engineering Co. Ltd.	41,264	1,019
	F&F Co. Ltd.	19,014	1,010
	Hyundai Doosan Infracore Co. Ltd.	174,403	1,006
	LIG Nex1 Co. Ltd.	12,812	1,005
*	Hyosung Heavy Industries Corp.	7,840	1,004
	CJ Logistics Corp.	9,835	1,001
	CS Wind Corp.	23,467	1,000
[1]	Soulbrain Co. Ltd.	4,954	999
	LS Electric Co. Ltd.	18,936	996
	S-1 Corp.	22,961	981
*,1	Pearl Abyss Corp.	39,755	971
*	Hanwha Life Insurance Co. Ltd.	422,243	959
	Hanwha Corp. (XKRX)	46,567	948
*	Samsung Card Co. Ltd.	38,223	944
[1]	WONIK IPS Co. Ltd.	41,457	937
	KCC Corp.	5,035	927
[1]	Medytox Inc.	6,445	925
*	Lunit Inc.	19,976	914
[1]	Koh Young Technology Inc.	69,857	911
[1]	Hyosung Advanced Materials Corp.	3,692	902
	Hanon Systems	192,952	901
*	Kakao Games Corp.	49,290	901

		Shares	Market Value ($000)
*	Hyundai Autoever Corp.	8,141	900
*	Kakaopay Corp.	25,316	893
[1]	Hanmi Science Co. Ltd.	29,638	871
*	Hyundai Wia Corp.	19,883	864
	GS Engineering & Construction Corp.	75,874	855
*	SOLUM Co. Ltd.	41,434	850
	ISC Co. Ltd.	14,643	841
*,1	LegoChem Biosciences Inc.	22,210	836
	Chong Kun Dang Pharmaceutical Corp.	10,104	832
	Hanwha Systems Co. Ltd.	71,716	827
*	Hyundai Bioscience Co. Ltd.	44,537	826
*	W Scope Chungju Plant Co. Ltd.	27,594	824
[1]	Lotte Shopping Co. Ltd.	13,301	818
[1]	Hana Micron Inc.	42,857	816
[1]	Hyundai Elevator Co. Ltd.	26,794	815
*	Korean Reinsurance Co.	144,074	815
	Hyosung TNC Corp.	3,565	802
	Pan Ocean Co. Ltd.	292,489	797
*,1	Hugel Inc.	7,018	797
	SM Entertainment Co. Ltd.	13,930	793
*	GS Retail Co. Ltd.	47,460	792
	Sam Chun Dang Pharm Co. Ltd.	16,447	788
[1]	Wemade Co. Ltd.	20,567	787
	Cosmax Inc.	9,026	783
*	Daewoo Engineering & Construction Co. Ltd.	257,466	757
	LX Semicon Co. Ltd.	12,989	752
*	Douzone Bizon Co. Ltd.	20,670	740
	Lotte Corp.	33,927	737
*	SK Networks Co. Ltd.	150,116	732
	TCC Steel	19,709	730
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	725
[1]	KEPCO Engineering & Construction Co. Inc.	14,795	725
	Classys Inc.	31,144	717
	Kolmar Korea Co. Ltd.	19,467	711
	Samyang Foods Co. Ltd.	5,129	707
*	Daeduck Electronics Co. Ltd.	39,208	706
*	Kumho Tire Co. Inc.	159,017	703
	Hyundai Department Store Co. Ltd.	17,370	698
	KEPCO Plant Service & Engineering Co. Ltd.	27,455	697
*	Chabiotech Co. Ltd.	51,203	697
	Kolon Industries Inc.	22,886	696
	Park Systems Corp.	5,265	677
	Sam-A Aluminum Co. Ltd.	10,341	677
[1]	Advanced Nano Products Co. Ltd.	9,346	662
	LOTTE Fine Chemical Co. Ltd.	17,718	659
	SK REITs Co. Ltd.	234,577	658
	Dentium Co. Ltd.	7,768	657
*	CJ ENM Co. Ltd.	12,195	651
	Poongsan Corp.	22,308	651
[1]	AfreecaTV Co. Ltd.	8,367	649
	Seegene Inc.	33,456	633
	Lotte Energy Materials Corp.	26,802	630
*,1	Cosmochemical Co. Ltd.	28,969	615
*	Korea Gas Corp.	30,624	606
*,1	Hana Tour Service Inc.	12,633	603
	S&S Tech Corp.	18,811	603
[1]	SSANGYONG C&E Co. Ltd.	133,064	601
[1]	DL Holdings Co. Ltd.	14,176	597

		Shares	Market Value ($000)
	Daejoo Electronic Materials Co. Ltd.	11,574	597
*	Oscotec Inc.	41,336	589
	People & Technology Inc.	21,840	589
*	Paradise Co. Ltd.	61,374	580
[1]	Hite Jinro Co. Ltd.	36,636	575
	LX International Corp.	27,226	572
	SK Chemicals Co. Ltd.	11,808	569
[1]	Ecopro HN Co. Ltd.	13,072	564
	PharmaResearch Co. Ltd.	7,117	561
[1]	SIMMTECH Co. Ltd.	21,950	552
*	Doosan Fuel Cell Co. Ltd.	35,643	551
*	AMOREPACIFIC Group	29,758	547
	Green Cross Corp.	6,626	535
	Hyundai Construction Equipment Co. Ltd.	14,065	535
	HAESUNG DS Co. Ltd.	14,045	526
	HK inno N Corp.	16,621	520
	Ottogi Corp.	1,729	518
*	Mezzion Pharma Co. Ltd.	19,919	509
	Eugene Technology Co. Ltd.	15,949	501
*	Bioneer Corp.	26,189	492
	Dongsuh Cos. Inc.	37,125	481
	ST Pharm Co. Ltd.	10,408	481
[1]	Lotte Chilsung Beverage Co. Ltd.	4,671	480
	Hyosung Corp.	10,198	480
*	Lake Materials Co. Ltd.	41,998	476
*,1	ABLBio Inc.	28,738	470
*	Creative & Innovative System	66,155	470
	JR Global REIT	152,671	464
*	Doosan Co. Ltd.	6,849	463
	Daewoong Pharmaceutical Co. Ltd.	5,567	460
	Korea Electric Terminal Co. Ltd.	8,788	457
	ESR Kendall Square REIT Co. Ltd.	162,311	457
	JW Pharmaceutical Corp.	19,165	439
[1]	SL Corp.	18,195	435
*	SK oceanplant Co. Ltd.	37,514	432
[1]	SFA Engineering Corp.	20,927	424
	YG Entertainment Inc.	12,790	424
[1]	Taekwang Industrial Co. Ltd.	615	423
	Innocean Worldwide Inc.	26,042	423
	Han Kuk Carbon Co. Ltd.	53,019	423
	Hankook & Co. Co. Ltd.	33,909	421
	Jeisys Medical Inc.	66,137	421
	Daewoong Co. Ltd.	24,126	420
	Sebang Global Battery Co. Ltd.	9,670	418
*,1	Duk San Neolux Co. Ltd.	14,368	414
	NEXTIN Inc.	7,723	414
	SD Biosensor Inc.	52,656	410
*,1	Myoung Shin Industrial Co. Ltd.	33,248	410
	Daou Technology Inc.	27,398	408
*	KMW Co. Ltd.	36,170	406
	Green Cross Holdings Corp.	36,137	400
*	SFA Semicon Co. Ltd.	84,193	398
*,1	Doosan Tesna Inc.	11,865	398
	Shinhan Alpha REIT Co. Ltd.	81,559	397
[1]	MegaStudyEdu Co. Ltd.	8,789	395
[1]	Tokai Carbon Korea Co. Ltd.	4,972	393
	Peptron Inc.	21,862	392
	i-SENS Inc.	21,550	390

		Shares	Market Value ($000)
[1]	Foosung Co. Ltd.	62,838	388
[1]	BH Co. Ltd.	28,372	386
*,1	Sungeel Hitech Co. Ltd.	5,866	386
	OCI Co. Ltd.	5,619	386
	SK Gas Ltd.	3,372	385
	Youngone Holdings Co. Ltd.	6,352	385
[1]	Com2uSCorp	11,226	383
	DoubleUGames Co. Ltd.	12,016	378
*	Hanwha Investment & Securities Co. Ltd.	135,832	377
*	Daishin Securities Co. Ltd.	32,577	376
*	GemVax & Kael Co. Ltd.	39,573	376
[1]	TKG Huchems Co. Ltd.	23,711	368
[1]	Ahnlab Inc.	6,702	365
*	NHN Corp.	19,507	362
*	Asiana Airlines Inc.	39,127	356
*,1	Dawonsys Co. Ltd.	32,377	356
*	Jeju Air Co. Ltd.	38,073	354
*	HLB Therapeutics Co. Ltd.	72,146	353
	Samyang Holdings Corp.	6,943	352
	SK Discovery Co. Ltd.	12,103	352
	DongKook Pharmaceutical Co. Ltd.	26,207	350
	Intellian Technologies Inc.	8,455	348
	Hanssem Co. Ltd.	9,683	346
	Sungwoo Hitech Co. Ltd.	54,259	336
	Hancom Inc.	18,237	333
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	332
*	Naturecell Co. Ltd.	57,257	328
	Lotte Rental Co. Ltd.	16,276	325
	Youlchon Chemical Co. Ltd.	14,975	323
*	Seojin System Co. Ltd.	23,157	323
*	Korea Petrochemical Ind Co. Ltd.	3,241	322
*	Dongkuk Steel Mill Co. Ltd.	37,851	322
	KCC Glass Corp.	10,673	318
	Daesang Corp.	22,688	316
*	Hanwha General Insurance Co. Ltd.	96,810	316
*,1	Nexon Games Co. Ltd.	28,206	315
	LOTTE REIT Co. Ltd.	135,321	313
	Boryung	34,542	313
*	Seoul Semiconductor Co. Ltd.	40,069	312
[1]	Innox Advanced Materials Co. Ltd.	15,086	308
*	CJ CGV Co. Ltd.	74,551	308
	Chunbo Co. Ltd.	4,924	304
	Hanjin Transportation Co. Ltd.	16,755	302
*	IS Dongseo Co. Ltd.	15,718	299
[1]	INTOPS Co. Ltd.	13,914	299
*	Sambu Engineering & Construction Co. Ltd.	198,925	298
*	Eubiologics Co. Ltd.	36,652	297
	Partron Co. Ltd.	49,241	294
	Caregen Co. Ltd.	18,232	292
	Dong-A Socio Holdings Co. Ltd.	3,626	290
*	Taihan Electric Wire Co. Ltd.	41,469	290
	PI Advanced Materials Co. Ltd.	16,375	286
	SNT Motiv Co. Ltd.	8,590	285
	Nexen Tire Corp.	46,368	281
	NICE Information Service Co. Ltd.	37,896	279
*,1	NEPES Corp.	20,292	278
*,1	Lotte Tour Development Co. Ltd.	40,137	273
*	Shinsung E&G Co. Ltd.	185,585	271

		Shares	Market Value ($000)
[1]	GC Cell Corp.	9,045	271
	Mcnex Co. Ltd.	14,132	270
	Solid Inc.	59,157	267
*,1	STCUBE	53,974	266
	NHN KCP Corp.	29,181	266
[1]	Harim Holdings Co. Ltd.	47,103	265
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	264
	Orion Holdings Corp.	24,323	262
	Solus Advanced Materials Co. Ltd.	31,150	262
*	Pharmicell Co. Ltd.	61,237	261
	LX Holdings Corp.	49,338	259
	Dong-A ST Co. Ltd.	5,041	257
	Lotte Wellfood Co. Ltd.	2,706	257
*	Wysiwyg Studios Co. Ltd.	112,204	256
	Namyang Dairy Products Co. Ltd.	582	255
*	CMG Pharmaceutical Co. Ltd.	153,283	253
*	Korea Line Corp.	166,738	252
*	Amicogen Inc.	55,210	251
	RFHIC Corp.	19,184	251
*	Ananti Inc.	54,823	250
*	Genexine Inc.	39,179	250
*	Cafe24 Corp.	14,838	249
	L&C Bio Co. Ltd.	14,070	249
	Huons Co. Ltd.	9,566	246
*,1	Studio Dragon Corp.	7,069	243
*	Neowiz	12,785	243
	KC Tech Co. Ltd.	11,245	240
	Hyundai Home Shopping Network Corp.	7,020	235
[1]	Modetour Network Inc.	18,313	234
	InBody Co. Ltd.	12,567	233
*	Il Dong Pharmaceutical Co. Ltd.	20,038	231
[1]	Young Poong Corp.	576	227
[1]	Advanced Process Systems Corp.	14,177	226
	Hansae Co. Ltd.	14,725	226
	Unid Co. Ltd.	4,057	226
	Samwha Capacitor Co. Ltd.	8,722	224
	Handsome Co. Ltd.	15,955	223
	Yunsung F&C Co. Ltd.	3,881	222
	Webzen Inc.	17,380	219
	NICE Holdings Co. Ltd.	22,737	219
	LX Hausys Ltd.	7,559	219
	KISWIRE Ltd.	13,894	218
*	Eugene Investment & Securities Co. Ltd.	73,834	213
[1]	Soulbrain Holdings Co. Ltd.	6,857	212
	HDC Holdings Co. Ltd.	38,508	211
	Binggrae Co. Ltd.	5,346	210
[1]	TES Co. Ltd.	14,748	209
	HL Holdings Corp.	8,367	209
*,1	Danal Co. Ltd.	70,056	209
*	DIO Corp.	14,318	204
	Songwon Industrial Co. Ltd.	17,802	203
*	HLB Global Co. Ltd.	46,581	199
	Bukwang Pharmaceutical Co. Ltd.	40,483	198
	Seah Besteel Holdings Corp.	12,109	198
	LF Corp.	20,082	197
*	Enplus Co. Ltd.	86,494	195
	SK Securities Co. Ltd.	412,921	194
	Seobu T&D	34,208	194

		Shares	Market Value ($000)
	Korea Asset In Trust Co. Ltd.	80,223	194
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	193
*	Grand Korea Leisure Co. Ltd.	20,311	193
	Korea United Pharm Inc.	10,554	193
*,1	Binex Co. Ltd.	24,961	191
[1]	KH Vatec Co. Ltd.	19,909	191
[1]	GOLFZON Co. Ltd.	3,185	191
*,1	MedPacto Inc.	24,390	186
*,1	Humasis Co. Ltd.	141,036	185
*	Com2uS Holdings Corp.	6,385	184
	Yuanta Securities Korea Co. Ltd.	97,416	181
	Hanil Cement Co. Ltd.	19,888	179
*	Tongyang Life Insurance Co. Ltd.	48,705	179
*	Samchully Co. Ltd.	2,506	177
*	UniTest Inc.	16,989	174
	Samyang Corp.	4,819	173
[1]	iNtRON Biotechnology Inc.	32,431	172
	ENF Technology Co. Ltd.	9,876	172
*	Dongwon F&B Co. Ltd.	6,916	170
*	Daea TI Co. Ltd.	69,968	170
*,1	Insun ENT Co. Ltd.	31,364	169
	Hansol Paper Co. Ltd.	20,610	165
*	AbClon Inc.	15,847	163
*	Interflex Co. Ltd.	11,070	162
	E1 Corp.	3,491	160
	Humedix Co. Ltd.	7,749	160
	Ilyang Pharmaceutical Co. Ltd.	14,932	160
*	GeneOne Life Science Inc.	84,701	160
	Sung Kwang Bend Co. Ltd.	19,737	159
*	Namsun Aluminum Co. Ltd.	100,935	159
	Chongkundang Holdings Corp.	3,470	157
	Hansol Technics Co. Ltd.	31,255	157
*	Daol Investment & Securities Co. Ltd.	57,828	156
*,1,3	Cellivery Therapeutics Inc.	31,208	156
	BNC Korea Co. Ltd.	54,351	154
*	Hyundai Green Food	17,445	153
	Shinsegae International Inc.	12,573	152
*	Yungjin Pharmaceutical Co. Ltd.	98,804	150
[1]	iMarketKorea Inc.	24,253	150
	KC Co. Ltd.	9,355	149
	Tongyang Inc.	214,451	149
	Dongwon Industries Co. Ltd.	5,318	148
	Vieworks Co. Ltd.	7,236	148
	Daehan Flour Mill Co. Ltd.	1,465	144
*	Hyosung Chemical Corp.	2,700	140
	ITM Semiconductor Co. Ltd.	7,554	140
*	Hanwha Galleria Corp.	138,277	140
*,1	Komipharm International Co. Ltd.	43,177	138
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	137
	TK Corp.	14,479	136
	KISCO Corp.	26,910	136
	SPC Samlip Co. Ltd.	3,026	135
*	CrystalGenomics Invites Co. Ltd.	65,836	134
	Hankook Shell Oil Co. Ltd.	777	132
	Able C&C Co. Ltd.	24,606	131
	Woongjin Thinkbig Co. Ltd.	70,470	131
	Gradiant Corp.	12,966	129
	Zinus Inc.	12,694	129

		Shares	Market Value ($000)
*	Ace Technologies Corp.	64,921	129
*	KUMHOE&C Co. Ltd.	32,875	128
	Hyundai Corp.	9,252	127
*	LOTTE Himart Co. Ltd.	16,760	127
	HS Industries Co. Ltd.	48,529	122
[1]	Nature Holdings Co. Ltd.	10,411	122
*	Helixmith Co. Ltd.	48,162	119
*	Daeduck Co. Ltd.	24,912	118
	Namhae Chemical Corp.	21,157	116
	Toptec Co. Ltd.	23,613	116
*	NKMax Co. Ltd.	72,996	116
*	OliX Pharmaceuticals Inc.	10,430	116
*	Giantstep Inc.	10,234	114
	CJ Freshway Corp.	5,910	108
[1]	Maeil Dairies Co. Ltd.	3,566	108
*	Inscobee Inc.	103,073	107
	Hyundai Bioland Co. Ltd.	14,601	107
	Sangsangin Co. Ltd.	40,163	104
	Eusu Holdings Co. Ltd.	22,876	104
	Hyundai GF Holdings	33,062	102
	Cuckoo Homesys Co. Ltd.	6,811	102
*	Enzychem Lifesciences Corp.	78,426	102
*	Dongkuk CM Co. Ltd.	20,598	102
	Jeil Pharmaceutical Co. Ltd.	8,035	101
*	Samsung Pharmaceutical Co. Ltd.	65,384	98
	Aekyung Industrial Co. Ltd.	7,793	95
	Hansol Holdings Co. Ltd.	43,054	92
*	Medipost Co. Ltd.	17,235	92
	Kolon Corp.	7,213	91
	Huons Global Co. Ltd.	5,419	91
*	ICD Co. Ltd.	13,455	86
	Sindoh Co. Ltd.	3,095	85
*	Homecast Co. Ltd.	40,005	84
*	Dongsung Pharmaceutical Co. Ltd.	20,417	84
	LG HelloVision Co. Ltd.	29,799	83
	TY Holdings Co. Ltd.	26,548	82
	OptoElectronics Solutions Co. Ltd.	7,786	79
*	Wonik Holdings Co. Ltd.	30,516	76
*,1	Telcon RF Pharmaceutical Inc.	128,104	73
	BGF Co. Ltd.	25,299	71
*	HJ Shipbuilding & Construction Co. Ltd.	26,489	68
	Cuckoo Holdings Co. Ltd.	5,403	64
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	60
*	Eoflow Co. Ltd.	21,316	54
*	DB Financial Investment Co. Ltd.	15,026	44
*	Aprogen Biologics	249,085	34
			1,113,570
Total Common Stocks (Cost $9,418,703)			9,477,232
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,003,836	43,924
	Hyundai Motor Co. Preference Shares (XKRX)	42,991	3,799
	Hyundai Motor Co. Preference Shares	25,838	2,285
	LG Chem Ltd. Preference Shares	9,382	1,902
	LG Electronics Inc. Preference Shares	38,817	1,217
	LG H&H Co. Ltd. Preference Shares	7,151	732
	Hanwha Corp. Preference Shares	45,857	480
*	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	147,832	412

		Shares	Market Value ($000)
	CJ CheilJedang Corp. Preference Shares	3,996	388
	Amorepacific Corp. (XKRX) Preference Shares	14,943	368
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,390	343
	Daishin Securities Co. Ltd. Preference Shares	24,865	262
	Samsung SDI Co. Ltd. Preference Shares	1,460	227
Total Preferred Stocks (Cost $37,991)			56,339
Rights (0.0%)
*	LG Display Co. Ltd. Exp. 7/3/24	87,928	104
*	Taihan Electric Wire Co. Ltd. Exp. 3/12/24	20,786	25
*	Samsung Pharmaceutical Co. Ltd. Exp. 2/14/24	26,301	7
Total Rights (Cost $—)			136
Warrants (0.0%)
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	28,618	1
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	11,660	—
Total Warrants (Cost $—)			1
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $167,598)	1,676,430	167,626
Total Investments (101.2%) (Cost $9,624,292)			9,701,334
Other Assets and Liabilities—Net (-1.2%)			(115,395)
Net Assets (100%)			9,585,939
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $143,994,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $42,451,000, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $154,933,000 was received for securities on loan, of which $154,773,000 is held in Vanguard Market Liquidity Fund and $160,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	March 2024	139	8,774	(121)
S&P ASX 200 Index	March 2024	97	12,159	259
Topix Index	March 2024	190	32,964	2,260
				2,398

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	3/20/24	AUD	18,868	USD	12,427	—	(29)
JPMorgan Chase Bank, N.A.	3/20/24	AUD	12,117	USD	8,160	—	(197)
Morgan Stanley Capital Services Inc.	3/21/24	JPY	5,832,960	USD	41,713	—	(1,758)
State Street Bank & Trust Co.	3/21/24	JPY	4,945,479	USD	34,784	—	(910)
Standard Chartered Bank	3/21/24	JPY	3,487,239	USD	24,289	—	(403)
Deutsche Bank AG	3/21/24	JPY	2,916,480	USD	20,853	—	(876)
BNP Paribas	3/21/24	JPY	958,639	USD	6,528	38	—
BNP Paribas	3/20/24	KRW	10,915,203	USD	8,346	—	(145)
Toronto-Dominion Bank	3/20/24	USD	16,505	AUD	24,560	366	—
Barclays Bank plc	3/20/24	USD	587	HKD	4,575	1	—
Toronto-Dominion Bank	3/21/24	USD	114,056	JPY	15,984,806	4,567	—
Goldman Sachs International	3/20/24	USD	5,654	KRW	7,547,509	—	(17)
State Street Bank & Trust Co.	3/20/24	USD	3,299	SGD	4,410	4	—
						4,976	(4,335)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $5,334,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	9,476,241	991	9,477,232
Preferred Stocks	—	56,339	—	56,339
Rights	—	136	—	136
Warrants	—	1	—	1
Temporary Cash Investments	167,626	—	—	167,626
Total	167,626	9,532,717	991	9,701,334
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,519	—	—	2,519
Forward Currency Contracts	—	4,976	—	4,976
Total	2,519	4,976	—	7,495
Liabilities
Futures Contracts[1]	121	—	—	121
Forward Currency Contracts	—	4,335	—	4,335
Total	121	4,335	—	4,456
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.